  Prospectus

  Variable Adjustable Life
    Second Death Insurance
                    Policy






This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.

The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

VAL-SD policy values may be invested in our separate account called the Variable Life Account. Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following portfolios of Advantus Series Fund, Inc.:

 . Growth Portfolio     . Small Company Growth Portfolio
 . Bond Portfolio       . Value Stock Portfolio
 . Money Market Portfolio
                        . Small Company Value Portfolio
 . Asset Allocation Portfolio
                        . Global Bond Portfolio
 . Mortgage Securities Portfolio
                        . Index 400 Mid-Cap Portfolio
 . Index 500 Portfolio  . Macro-Cap Value Portfolio
 . Capital Appreciation Portfolio
                        . Micro-Cap Growth Portfolio
 . International Stock Portfolio
                        . Real Estate Securities Portfolio

The Variable Life Account also invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:
 . Templeton Developing Markets
  Securities Fund--Class 2 Shares
 . Templeton Asset Strategy Fund--
  Class 2 Shares
 . Franklin Small Cap Fund--Class 2
  Shares

Fidelity Variable Insurance Products Funds:
 . Mid Cap Portfolio--Service Class
  2 Shares
 . Contrafund(R) Portfolio--Service
  Class 2 Shares
 . Equity-Income Portfolio--Service
  Class 2 Shares

Janus Aspen Series:
 . Capital Appreciation Portfolio--
  Service Shares
 . International Growth Portfolio--
  Service Shares

Credit Suisse Warburg Pincus Trust:
 . Global Post-Venture Capital
  Portfolio

This prospectus must be accompanied by the current prospectuses of the Fund portfolios shown above. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel
www.minnesotamutual.com

Dated: May 1, 2001

             Table of Contents

                                                                          Page
Summary..................................................................    1
Condensed Financial Information..........................................    7
General Descriptions
  Minnesota Life Insurance Company.......................................   10
  Variable Life Account..................................................   10
  The Funds..............................................................   11
  Additions, Deletions or Substitutions..................................   12
  Selection of Sub-Accounts..............................................   12
  The Guaranteed Principal Account.......................................   13
Detailed Information about the Variable Adjustable Life Second Death In-
 surance Policy
  Adjustable Life Insurance..............................................   14
  Policy Adjustments.....................................................   16
  Applications and Policy Issue..........................................   20
  Policy Premiums........................................................   20
  Policy Values..........................................................   24
  Death Benefit Options..................................................   26
  Policy Loans...........................................................   27
  Surrender..............................................................   29
  Free Look..............................................................   30
  Conversion.............................................................   30
  Policy Exchange........................................................   30
  Policy Charges.........................................................   30
  Other Policy Provisions................................................   33
  Additional Benefits....................................................   35
Other Matters
  Federal Tax Status.....................................................   36
  Tax Treatment of Policy Benefits.......................................   37
  Multiple Policies......................................................   38
  Directors and Principal Management Officers of Minnesota Life..........   40
  Voting Rights..........................................................   41
  Distribution of Policies...............................................   41
  Legal Matters..........................................................   42
  Legal Proceedings......................................................   42
  Experts................................................................   42
  Registration Statement.................................................   42
Special Terms............................................................   43
Financial Statements of Minnesota Life Variable Life Account............. SA-1
Financial Statements of Minnesota Life Insurance Company................. ML-1
Appendix A-Illustrations of Policy Values, Death Benefits and Premiums...  A-1
Appendix B-Understanding How Premium Becomes Cash Value..................  B-1
Appendix C-Comparison of Death Benefit Options...........................  C-1
Appendix D-Example of Sales Load Computation.............................  D-1

                                                           Summary
  The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant Policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus. You should also refer to the heading "Special Terms" for the definition of unfamiliar terms.

What is a Variable Adjustable Life Second Death Insurance Policy?
  The Variable Adjustable Life Insurance Policy (the "Policy") described in this prospectus combines guaranteed insurance provisions, flexible administrative procedures and significant and useful market sensitive investment features.

What is the guaranteed death benefit?
  We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death so long as you do not have policy indebtedness and all scheduled premiums have been paid. Some Policies will have a scheduled decrease in such guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount.

What makes the Policy "Adjustable"?
  The Policy is termed "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or "adjust" your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate "plan" of insurance for you. You may choose any two of the three components--premium, face amount and plan-- and we will calculate the third component.

  Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Based on the premium and initial face amount you choose, we will calculate the tabular cash value which results from using the guaranteed mortality and assumed rate of return in the Policy. The pattern of tabular cash values and the resulting schedule of face amount and premiums define the guaranteed plan and insurance.

  The maximum plan of insurance available is one where the Policy becomes paid-up after the payment of ten annual premiums. A paid-up Policy is one for which no additional premiums are required to guarantee the face amount of insurance until the second death, provided there is no policy indebtedness. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount as described below, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy.

  The minimum plan that we offer at original issue is a ten year protection Policy.

   If the younger insured's age at original issue is over 65, the minimum plan of protection will be less than ten years, as described in the table below:

Younger Insured's                                                 Minimum Plan
    Issue Age                                                      (In Years)
-----------------                                                 ------------
       66                                                               9
       67                                                               8
       68                                                               7
       69                                                               6
  70 or greater                                                         5

  A protection term plan of insurance provides the initial face amount and a scheduled premium level, for a specified number of years, always less than for whole life. At the end of the specified number of years, a protection Policy provides a lower face amount, with a whole life plan of insurance, based on continued payment of your scheduled premiums. Relative to a whole life plan, a protection plan requires a lower initial level of premiums and offers more insurance protection with a lower investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs.

  For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up. For example, the table below shows the premium required for various plans for two insureds, one female age 40 and one male age 40, both standard nonsmokers for a $1,000,000 face amount VAL-SD Policy.

                                  Annual
Plan of Insurance                 Premium
-----------------                 -------
Minimum--10 year protection plan  $   712
     20 year protection plan      $ 1,019
     Whole life plan              $10,805
     25 pay life plan             $13,396
Maximum--10 pay life plan         $26,265

  The flexibility described above with respect to designing your Policy to suit your needs at issue continues throughout the time the Policy remains in force by virtue of its adjustability features. As your insurance needs and personal circumstances change over the years, you may change, subject to the limitations described herein, the premium and face amount and thus the plan.

  Some limitations do apply to policy adjustments, and these limitations are more fully described in this prospectus. See the heading "Policy Adjustments" in this prospectus on page 16.

What makes the Policy "Variable"?
  The Policy is termed "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, VAL-SD Policy values may be invested in a separate account of ours called the Minnesota Life Variable Life Account ("Variable Life Account"), the sub-accounts of which invest in corresponding Portfolios of the Funds. Thus, your policy values invested in these sub-accounts will reflect market rates of return.

  The actual cash value of the Policies, to the extent invested in sub-accounts of the Variable Life Account, will vary with the investment experience of the sub-accounts of the Variable Life Account. These have no guaranteed minimum actual cash value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide a guarantee of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. At the same time, the Policy offers you the opportunity to have your actual cash value appreciate more rapidly than it would under comparable fixed benefit contracts by virtue of favorable investment performance. In addition, under some Policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

  Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account. The guaranteed principal account is a general account option with a guaranteed accumulation at a fixed rate of interest. While it is more fully described in the Policy, additional information on this option may be found under the heading "The Guaranteed Principal Account" in this prospectus on page 13.

What variable investment options are available?
The Variable Life Account invests in the following portfolios of Advantus Series Fund, Inc.:

 .Growth
 .Bond
 .Money Market
 .Asset Allocation
 .Mortgage Securities
 .Index 500
 .Capital Appreciation
 .International Stock
 .Small Company Growth
 .Value Stock
 .Small Company Value
 .Global Bond
 .Index 400 Mid-Cap
 .Macro-Cap Value
 .Micro-Cap Growth
 .Real Estate Securities

   In addition, the Variable Life Account invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:

 . Templeton Developing Markets Securities Fund -- Class 2 Shares
 . Templeton Asset Strategy Fund -- Class 2 Shares
 . Franklin Small Cap Fund -- Class 2 Shares

Fidelity Variable Insurance Products Funds:

 . Mid Cap Portfolio -- Service Class 2 Shares
 . Contrafund Portfolio -- Service Class 2 Shares
 . Equity-Income Portfolio -- Service Class 2 Shares

Janus Aspen Series:

 . Capital Appreciation Portfolio -- Service Shares
 . International Growth Portfolio -- Service Shares

Credit Suisse Warburg Pincus Trust:

 . Global Post-Venture Capital Portfolio

  The Portfolios of the Funds have different investment objectives and different levels of risk. There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives, policies and risks of the Portfolios can be found in the current prospectuses for the Funds, which accompany this prospectus.

How do you allocate your net premiums?
  In your initial policy application, you indicate how you want your net premiums allocated among the guaranteed principal account and the sub-accounts of the Variable Life Account. All future net premiums will be allocated in the same proportion until we receive your request to change the allocation. You may also request to transfer amounts from one sub-account to another.
What death benefit options are offered under the Policy?
  The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

  The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable non-guaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 43, for the then current face amount will the death benefit vary.

  The Protection Option provides a variable death benefit from the issue date as well as variable actual cash values. Favorable non-guaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option.

What charges are associated with the Policy?
  We assess certain charges from each premium payment, from policy values and from the amounts held in the Variable Life Account. All of these charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the Policies, are fully described under the heading "Policy Charges" in this prospectus on page 30. Because of the significance of these charges in early policy years, prospective purchasers should purchase a Policy only if they intend to and have the financial capacity to keep it in force for a substantial period.

  Against premiums we deduct sub-standard risk charges and premiums for additional benefits. Sub-standard risk charges compensate us for providing the death benefit for policies whose mortality risks exceed the standard.

  Against base premiums we deduct a basic sales load of 7 percent and we may also deduct a first year sales load not to exceed 23 percent. We also deduct from premiums an underwriting charge, a premium tax charge of 2.5 percent and a federal tax charge of 1.25 percent. Nonrepeating premiums are currently subject to the premium tax charge and the federal tax charge.

  Against the actual cash value of a Policy we deduct an administration charge not to exceed $15 per month, a face amount guarantee charge not to exceed 3 cents per thousand dollars of face amount per month, a transaction charge for each Policy adjustment or transfer, and a monthly cost of insurance charge.

  Against the assets held in the Variable Life Account we assess a mortality and expense risk charge at an annual rate of .50 percent of the Variable Life Account average daily net assets. The charge is deducted from the Variable Life Account assets on each date on which a fund portfolio is valued.

In addition, the Funds impose certain fees and expenses shown in the table below.

                             FUND ANNUAL EXPENSES
  (As a percentage of average net assets for the described Advantus Series Fund, Inc., the Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Warburg Pincus Trust.)

                                                                 Total annual
                                                                fund operating
                                                                   expenses
                                                                   without
                               Management  Other   Distribution   waivers or
                                  fee     expenses (12b-1) fees   reductions
                               ---------- -------- ------------ --------------
Advantus Series Fund, Inc.:
 (1)
 Growth Portfolio                 0.45%     0.05%      0.25%         0.75%
 Bond Portfolio                   0.30%     0.08%      0.25%         0.63%
 Money Market Portfolio           0.25%     0.08%      0.25%         0.58%
 Asset Allocation Portfolio       0.35%     0.05%      0.25%         0.65%
 Mortgage Securities Portfolio    0.30%     0.09%      0.25%         0.64%
 Index 500 Portfolio              0.12%     0.06%      0.25%         0.43%
 Capital Appreciation
  Portfolio                       0.50%     0.06%      0.25%         0.81%
 International Stock Portfolio    0.58%     0.20%      0.25%         1.03%
 Small Company Growth
  Portfolio                       0.65%     0.07%      0.25%         0.97%
 Value Stock Portfolio            0.50%     0.08%      0.25%         0.83%
 Small Company Value Portfolio    0.70%     0.68%      0.25%         1.63%
 Global Bond Portfolio            0.60%     0.56%      0.25%         1.41%
 Index 400 Mid-Cap Portfolio      0.15%     0.40%      0.25%         0.80%
 Macro-Cap Value Portfolio        0.50%     0.53%      0.25%         1.28%
 Micro-Cap Growth Portfolio       0.95%     0.18%      0.25%         1.38%
 Real Estate Securities
  Portfolio                       0.60%     1.20%      0.25%         2.05%
Franklin Templeton Variable
 Insurance Products Trust--
 Class 2 Shares:
 Templeton Developing Markets
  Securities Fund (2)             1.25%     0.31%      0.25%         1.81%
 Templeton Asset Strategy Fund
  (2)                             0.60%     0.22%      0.25%         1.07%
 Franklin Small Cap Fund
  (2)(3)                          0.53%     0.28%      0.25%         1.06%
Fidelity Variable Insurance
 Products Funds--Service
 Class 2 Shares:
 VIP Mid Cap Portfolio (4)        0.57%     0.17%      0.25%         0.99%
 VIP Contrafund Portfolio (4)     0.57%     0.10%      0.25%         0.92%
 VIP Equity-Income Portfolio
  (4)                             0.48%     0.10%      0.25%         0.83%
Janus Aspen Series--Service
 Shares:
 Capital Appreciation
  Portfolio (5)                   0.65%     0.02%      0.25%         0.92%
 International Growth
  Portfolio (5)                   0.65%     0.06%      0.25%         0.96%
Credit Suisse Warburg Pincus
 Trust:
 Global Post-Venture Capital
  Portfolio (6)                   1.25%     0.28%       --           1.53%

(1) Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, .90% of average daily net assets for the Small Company Value Portfolio and Real Estate Securities Portfolio, .85% of average daily net assets for the Macro-Cap Value Portfolio, and 1.25% of average daily net assets for the Micro-Cap Growth Portfolio. Effective May 1, 2000, Advantus Capital voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, 1.00% of average daily net assets for the Macro-Cap Value Portfolio, and 1.35% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.

(2) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(3) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The fund's manager has voluntarily agreed to reimburse expenses of .13%. This arrangement may be discontinued by the fund's manager at any time. Net annual fund operating expenses equal 1.02%.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(5) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolios.

(6) The fund's manager has voluntarily agreed to reimburse expenses of .13%. This arrangement may be discontinued by the fund's manager at any time.

                           SUMMARY OF POLICY CHARGES

                                    Rate            Charged Against
                                    ----            ---------------
Base Premium
 Sales Load                   7.0%              All base premiums
 Premium Tax                  2.5%              All base premiums
 Federal Tax                  1.25%             All base premiums
 First-Year Sales Load        up to 23%         First-year base premiums
 Underwriting Charge          up to $10/$1000   First-year base premiums
Nonrepeating Premium
 Premium Tax                  2.5%              All nonrepeating premium
 Federal Tax                  1.25%             All nonrepeating premium
Actual Cash Value Charges
 Administration Charge        $10.00 per month  Actual cash value
 Face Amount Guarantee Charge $0.02/$1000 per   Actual cash value
                              month
 Cost of Insurance Charge     varies by policy  Actual cash value
 Transaction Charge           up to $95.00 per
                              adjustment
 Sub-standard Risk Charge     varies by policy
Separate Account Charge
 Mortality and Expense Charge 0.50% annual rate Average daily net assets
Fund Charges
 Advisory Fee                 varies by fund    Average daily net assets
 Other Fund Fees              varies by fund    Average daily net assets

Are the benefits under a Policy subject to federal income tax?
  Under current federal tax law, life insurance policies receive tax-favored treatment. The death benefit is generally excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. Owners of a life insurance policy are not taxed on any increase in the cash value while the policy remains in force.

  If a Policy is or becomes a modified endowment policy under federal tax law, certain distributions made during either insured's lifetime, such as loans and partial withdrawals from, and collateral assignments of, the Policy are includable in gross income on an income-first basis. A 10 percent penalty tax may also be imposed on distributions made before the policy owner attains age 59 1/2. Policies that are not modified endowment policies under federal tax law receive preferential tax treatment with respect to certain distributions. We will monitor your Policy to determine whether it may become a modified endowment contract.

  For a discussion of the tax issues associated with this Policy, see "Federal Tax Status" in this prospectus on page 36.

How do you purchase a Policy?
  To be eligible to purchase a Policy both insureds must be between age 20 and age 85 inclusive, satisfy our underwriting standards and the Policy must have a face amount of at least $200,000. The procedure to purchase a Policy is to complete an application, provide us with evidence of insurability satisfactory to us and pay your first scheduled premium. See the heading "Applications and Policy Issue" in this prospectus on page 20.

  For a limited time after your application for the Policy and delivery of it, you may return the Policy for a refund of all premium payments within the terms of its "free look" provision. See the heading "Free Look" in this prospectus on page 30. As a conversion privilege you can obtain comparable fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

Do you have access to your policy values?
  Yes. Your actual cash value is available to you until the second death. You may use the actual cash value to provide retirement income, as collateral for a loan, to continue some insurance protection if you do not wish to continue paying premiums or to obtain cash by surrendering your Policy in full or in part.

  You may also borrow up to 90 percent of your policy value as a policy loan. Each alternative may be subject to conditions described in the Policy or in this prospectus under the heading "Policy Values" on page 24 and certain transactions may have tax consequences as described under the heading "Federal Tax Status" on page 36.

                                   Condensed Financial Information
  The financial statements of Minnesota Life Insurance Company and of Minnesota Life Variable Life Account may be found elsewhere in this prospectus.
  The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 2000. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Life Account included in this prospectus.

                                                             Year Ended December 31,
                   -----------------------------------------------------------------------------------------------------------
                      2000       1999       1998       1997       1996       1995       1994       1993      1992      1991
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------
 Growth Sub-
 Account:
 Unit value at
 beginning of
 year                   $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79      $1.72     $1.65     $1.23
 Unit value at
 end of year            $4.48      $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79     $1.72     $1.65
 Number of units
 outstanding at
 end of year       26,708,050 25,947,087 22,653,190 19,284,419 16,176,371 12,822,494  9,964,217  6,671,352 3,703,167 1,251,845
 Bond Sub-
 Account:
 Unit value at
 beginning of
 year                   $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72      $1.57     $1.48     $1.26
 Unit value at
 end of year            $2.44      $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72     $1.57     $1.48
 Number of units
 outstanding at
 end of year       16,671,238 15,498,228 13,380,650  9,679,443  7,366,222  5,340,539  3,659,230  2,240,344 1,281,711   654,954
 Money Market
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40      $1.37     $1.34     $1.27
 Unit value at
 end of year            $1.90      $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40     $1.37     $1.34
 Number of units
 outstanding at
 end of year       11,201,306  8,537,295  5,915,721  4,323,601  4,082,791  3,509,791  2,920,337  1,849,721 1,167,590   536,680
 Asset Allocation
 Sub-Account:
 Unit value at
 beginning of
 year                   $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83      $1.73     $1.62     $1.26
 Unit value at
 end of year            $3.72      $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83     $1.73     $1.62
 Number of units
 outstanding at
 end of year       42,926,041 41,923,737 38,273,621 34,942,517 32,104,595 27,633,273 23,769,797 18,341,417 8,943,507 2,587,520
 Mortgage
 Securities
 Sub-Account:
 Unit value at
 beginning of
 year                   $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80      $1.66     $1.56     $1.35
 Unit value at
 end of year            $2.77      $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80     $1.66     $1.56
 Number of units
 outstanding at
 end of year        7,668,796  6,357,179  5,351,168  4,464,617  4,175,648  3,616,256  3,250,971  2,419,453 1,471,984   555,964

                                                            Year Ended December 31,
                   ------------------------------------------------------------------------------------------------------------
                      2000       1999       1998          1997       1996       1995       1994         1993         1992
                   ---------- ---------- ----------    ---------- ---------- ---------- ----------    ---------    ---------
 Index 500 Sub-
  Account:
 Unit value at
  beginning of
  year                  $5.88      $4.92      $3.86         $2.93      $2.42      $1.78      $1.77        $1.62        $1.51
 Unit value at
  end of year           $5.30      $5.88      $4.92         $3.86      $2.93      $2.42      $1.78        $1.77        $1.62
 Number of units
  outstanding at
  end of year      36,846,367 34,132,820 28,132,934    22,433,487 17,250,529 11,917,281  8,997,722    6,074,831    4,026,796
 Capital
  Appreciation
  Sub-Account:
 Unit value at
  beginning of
  year                  $6.02      $4.98      $3.82         $3.00      $2.56      $2.10      $2.06        $1.87        $1.79
 Unit value at
  end of year           $5.38      $6.02      $4.98         $3.82      $3.00      $2.56      $2.10        $2.06        $1.87
 Number of units
  outstanding at
  end of year      26,043,006 26,226,878 24,802,737    22,986,605 19,778,274 16,587,673 12,929,134    9,082,661    5,053,453
 International
  Stock Sub-
  Account:
 Unit value at
  beginning of
  year                  $2.56      $2.11      $1.99         $1.79      $1.50      $1.32      $1.33        $0.93        $1.00(a)
 Unit value at
  end of year           $2.56      $2.56      $2.11         $1.99      $1.79      $1.50      $1.32        $1.33        $0.93
 Number of units
  outstanding at
  end of year      45,365,710 45,292,311 42,958,209    35,764,833 28,056,128 20,883,317 15,062,750    6,244,750    1,615,754
 Small Company
  Growth Sub-
  Account:
 Unit value at
  beginning of
  year                  $2.64      $1.82      $1.81         $1.69      $1.59      $1.21      $1.15        $1.00(b)
 Unit value at
  end of year           $2.33      $2.64      $1.82         $1.81      $1.69      $1.59      $1.21        $1.15
 Number of units
  outstanding at
  end of year      38,158,772 36,120,491 33,912,334    27,207,371 19,918,050 13,089,758  7,074,933    1,261,521
 Value Stock Sub-
  Account:
 Unit value at
  beginning of
  year                  $2.17      $2.18      $2.15         $1.78      $1.37      $1.04      $1.00(c)
 Unit value at
  end of year           $2.13      $2.17      $2.18         $2.15      $1.78      $1.37      $1.04
 Number of units
  outstanding at
  end of year      27,514,067 26,260,066 23,718,362    17,273,210  9,648,331  3,864,294    971,938
 Small Company
  Value Sub-
  Account:
 Unit value at
  beginning of
  year                  $0.83      $0.86      $1.00(d)
 Unit value at
  end of year           $1.06      $0.83      $0.86
 Number of units
  outstanding at
  end of year       5,454,038  2,831,365    894,678
                     1991
                   ---------
 Index 500 Sub-
  Account:
 Unit value at
  beginning of
  year                 $1.17
 Unit value at
  end of year          $1.51
 Number of units
  outstanding at
  end of year      1,307,951
 Capital
  Appreciation
  Sub-Account:
 Unit value at
  beginning of
  year                 $1.27
 Unit value at
  end of year          $1.79
 Number of units
  outstanding at
  end of year      1,689,614
 International
  Stock Sub-
  Account:
 Unit value at
  beginning of
  year
 Unit value at
  end of year
 Number of units
  outstanding at
  end of year
 Small Company
  Growth Sub-
  Account:
 Unit value at
  beginning of
  year
 Unit value at
  end of year
 Number of units
  outstanding at
  end of year
 Value Stock Sub-
  Account:
 Unit value at
  beginning of
  year
 Unit value at
  end of year
 Number of units
  outstanding at
  end of year
 Small Company
  Value Sub-
  Account:
 Unit value at
  beginning of
  year
 Unit value at
  end of year
 Number of units
  outstanding at
  end of year

                           Year Ended December 31,
                       ----------------------------------
                          2000         1999       1998
                       ----------    --------- ----------
 Global Bond Sub-
 Account:
 Unit value at
 beginning of year          $1.02        $1.12      $1.00(d)
 Unit value at end
 of year                    $1.03        $1.02      $1.12
 Number of units
 outstanding at end
 of year                2,503,772    1,257,783    293,075
 Index 400 Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year          $1.22        $1.05      $1.00(d)
 Unit value at end
 of year                    $1.40        $1.22      $1.05
 Number of units
 outstanding at end
 of year                5,576,822    3,509,018  1,020,446
 Macro-Cap Value Sub-
 Account:
 Unit value at
 beginning of year          $1.13        $1.06      $1.00(d)
 Unit value at end
 of year                    $1.05        $1.13      $1.06
 Number of units
 outstanding at end
 of year                6,333,932    3,488,610    823,503
 Micro-Cap Growth
 Sub-Account:
 Unit value at
 beginning of year          $2.55        $1.03      $1.00(d)
 Unit value at end
 of year                    $2.01        $2.55      $1.03
 Number of units
 outstanding at end
 of year                7,378,187    4,222,084    733,049
 Real Estate
 Securities Sub-
 Account:
 Unit value at
 beginning of year          $0.83        $0.87      $1.00(d)
 Unit value at end
 of year                    $1.04        $0.83      $0.87
 Number of units
 outstanding at end
 of year                1,850,871      794,290    284,627
 Templeton Developing
 Markets Securities
 Sub-Account:
 Unit value at
 beginning of year          $1.31        $0.86      $1.00(d)
 Unit value at end
 of year                    $0.89        $1.31      $0.86
 Number of units
 outstanding at end
 of year                5,514,180    2,898,791    778,238
 Templeton Asset
 Strategy Sub-
 Account:
 Unit value at
 beginning of year          $1.00(e)
 Unit value at end
 of year                    $1.01
 Number of units
 outstanding at end
 of year                   93,085
 Franklin Small Cap
 Sub-Account:
 Unit value at
 beginning of year          $1.00(e)
 Unit value at end
 of year                    $0.84
 Number of units
 outstanding at end
 of year                1,694,156
 Fidelity VIP Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year          $1.00(f)
 Unit value at end
 of year                    $1.28
 Number of units
 outstanding at end
 of year                5,714,598
 Fidelity VIP
 Contrafund Sub-
 Account:
 Unit value at
 beginning of year          $1.00(f)
 Unit value at end
 of year                    $0.95
 Number of units
 outstanding at end
 of year                8,088,150
 Fidelity VIP Equity-
 Income Sub-Account:
 Unit value at
 beginning of year          $1.00(f)
 Unit value at end
 of year                    $1.13
 Number of units
 outstanding at end
 of year                2,491,833
 Janus Aspen Capital
 Appreciation Sub-
 Account:
 Unit value at
 beginning of year          $1.00(f)
 Unit value at end
 of year                    $0.83
 Number of units
 outstanding at end
 of year               16,489,515
 Janus Aspen
 International Growth
 Sub-Account:
 Unit value at
 beginning of year          $1.00(f)
 Unit value at end
 of year                    $0.83
 Number of units
 outstanding at end
 of year               12,109,349
 Credit Suisse
 Warburg Pincus Trust
 Global Post-Venture
 Capital Sub-Account:
 Unit value at
 beginning of year          $1.00(e)
 Unit value at end
 of year                    $0.76
 Number of units
 outstanding at end
 of year                  599,798

(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration.
(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration.
(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration.
(d) The information for the sub-account is shown for the period May 19, 1998, commencement of operations to December 31, 1998.
(e) The information for the sub-account is shown for the period May 1, 2000, commencement of operations to December 31, 2000.
(f) The information for the sub-account is shown for the period February 1, 2000, commencement of operations, to December 31, 2000.

             General Descriptions
Minnesota Life Insurance Company
  We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

Variable Life Account
  A separate account, called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

  We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established.

The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

  The Variable Life Account currently has twenty-five sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

The Funds

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.

     Fund/Portfolio            Investment Adviser        Investment Sub-Adviser
     --------------            ------------------        ----------------------
Advantus Series Fund,
 Inc.:

Growth Portfolio          Advantus Capital Management,
                          Inc.

Bond Portfolio            Advantus Capital Management,
                          Inc.

Money Market Portfolio    Advantus Capital Management,
                          Inc.

Asset Allocation          Advantus Capital Management,
 Portfolio                Inc.

Mortgage Securities       Advantus Capital Management,
 Portfolio                Inc.

Index 500 Portfolio       Advantus Capital Management,
                          Inc.

Capital Appreciation      Advantus Capital Management,  Credit Suisse Asset
 Portfolio                Inc.                          Management, LLC

International Stock       Advantus Capital Management,  Templeton Investment
 Portfolio                Inc.                          Counsel, LLC

Small Company Growth      Advantus Capital Management,  Credit Suisse Asset
 Portfolio                Inc.                          Management, LLC

Value Stock Portfolio     Advantus Capital Management,
                          Inc.

Small Company Value       Advantus Capital Management,  State Street Research &
 Portfolio                Inc.                          Management Company

Global Bond Portfolio     Advantus Capital Management,  Julius Baer Investment
                          Inc.                          Management Inc.

Index 400 Mid-Cap         Advantus Capital Management,
 Portfolio                Inc.

Macro-Cap Value           Advantus Capital Management,  J.P. Morgan Investment
 Portfolio                Inc.                          Management Inc.

Micro-Cap Growth          Advantus Capital Management,  Wall Street Associates
 Portfolio                Inc.

Real Estate Securities    Advantus Capital Management,
 Portfolio                Inc.

Franklin Templeton
 Variable Insurance
 Products Trust:

Templeton Developing      Templeton Asset Management
 Markets Securities       Ltd.
 Fund-Class 2 Shares

Templeton Asset Strategy  Templeton Investment
 Fund-Class 2 Shares      Council, LLC

Franklin Small Cap Fund-  Franklin Advisers, Inc.
 Class 2 Shares

Fidelity Variable
 Insurance Products
 Funds:

Mid Cap Portfolio-        Fidelity Management &
 Service Class 2 Shares   Research

Contrafund Portfolio-     Fidelity Management &
 Service Class 2 Shares   Research

Equity-Income Portfolio-  Fidelity Management &
 Service Class 2 Shares   Research

Janus Aspen Series:

Capital Appreciation      Janus Capital
 Portfolio-Service
 Shares

International Growth      Janus Capital
 Portfolio-Service
 Shares

Credit Suisse Warburg
 Pincus Trust:

Global Post-Venture       Credit Suisse Asset
 Capital Portfolio        Management, LLC

Additions, Deletions or Substitutions
  We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

  We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

  We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

  We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

  Shares of the Portfolios of the Funds are also sold to other of our separate accounts, which are used to receive and invest premiums paid under our variable annuity contracts and variable life insurance policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto.

  Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:
 . changes in state insurance laws,
 . changes in Federal income tax laws,
 . changes in the investment management of any of the Portfolios of the Funds,
  or
 . differences in voting instructions between those given by policy owners and those given by contract owners.

Selection of Sub-Accounts
  You must make a choice as to how your net premiums are allocated among the various sub-accounts. In choosing, you should consider how willing you might be to accept investment risks and the manner in which your other assets are invested. The sub-accounts represent a broad range of investments available in the marketplace.

  The common stock sub-accounts differ depending on the types of stocks that make up the account. The focus of each account varies by the size of company, growth or value style, and U.S. versus international markets. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of long-term or short-term debt securities, even though common stocks have been subject to more dramatic changes in value over short periods of time. Accordingly, the common stock sub-accounts may be more desirable options for policy owners who are willing to accept such short-term risks. These risks tend to be magnified in the sub-accounts investing in more aggressive stocks, smaller company stocks and international stocks. As an alternative to the actively managed sub-accounts, index sub-accounts are available which tend to match the risks and performance of those common stocks included in the underlying index.

  Some policy owners, who desire the greatest safety of principal may prefer the money market sub-account, recognizing that the level of short-term rates may change rather rapidly. Some policy owners may wish to rely on Advantus Capital's judgment for an appropriate asset mix by choosing the asset allocation sub-account.

The Guaranteed Principal Account
  The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

  Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

  This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the VAL-SD Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and other variable policies, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of variable life policies. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

  You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guaranteed such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

  We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

  Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

             Detailed Information about the Variable
             Adjustable Life Second Death Insurance Policy
Adjustable Life Insurance
Variable Adjustable Life Second Death This Policy, like joint survivor life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. Based on your selection of any two of the three components of a Policy--face amount, premium and plan--we will then calculate the third. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility at Issue Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. Generally speaking, a plan of insurance refers to the level of cash value accumulation assumed in the design of the Policy and, for whole life plans, the period during which you will have to pay premiums.

  Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. Whole life insurance plans contemplate an eventual tabular cash value accumulation, at or before the younger insured's age 100, equal to the net single premium required for that face amount of insurance. The tabular cash value is described on page 16 and is shown in your Policy. The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

  Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, there is insurance coverage in a reduced amount until the second death. Protection plans of insurance assume an eventual exhaustion of the tabular cash value at the end of that period, except for the cash value associated with the reduced amount of insurance coverage at the end of the initial protection period.

  The larger the premium you pay; the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance until the second death, provided there is no policy indebtedness.

  Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up.

The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

  If you select a premium amount which is less than the premium required for a whole life plan or, in other words, if you select a protection plan of insurance, the guaranteed face amount of insurance provided by the Policy will not be level during the lifetimes of both insureds. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

  At the time of scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

  For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.
  The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                              Scheduled Reduction

                                                                                              Guaranteed
                                                          Tabular                              Minimum
                                                           Value                                Death
Policy                Annual                              End of                              Benefit at
 Year                 Premium                              Year                                 Issue
------                -------                             -------                             ----------
   5                  $11,300                             $38,443                             $1,000,000
  10                   11,300                              80,437                              1,000,000
  15                   11,300                              91,878                              1,000,000
  20                   11,300                                 590                              1,000,000
  21                   11,300                               6,289                                 95,615
  25                   11,300                              26,742                                 95,615

  At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing that reduction at a later policy anniversary.

  If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.

  The lowest annual base premium allowed for any plan of insurance is $600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described in the table below:

Younger Insured's                                                 Minimum Plan
    Issue Age                                                      (in years)
-----------------                                                 ------------
     66                                                                9
     67                                                                8
     68                                                                7
     69                                                                6
70 or greater                                                          5

  This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.

Policy Adjustments
  Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount of your Policy or your scheduled premium. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

  Changes in premium, face amount or the plan of insurance are referred to as policy adjustments. They may be made singly or in combination with one another.

  There are also four other types of policy adjustments:
(1) a partial surrender of a Policy's cash value;
(2) an adjustment so that there are no further scheduled base premiums;
(3) an automatic adjustment at the point when the face amount is scheduled to decrease; and
(4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70.

  When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" in this prospectus on page 36 for a description of the federal tax treatment of modified endowment contracts.

  In computing either a new face amount or new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "policy value" or its "tabular cash value" at the time of the change. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, the section "Policy Values" in this prospectus on page 24. If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. If the policy value is less than the tabular cash value, use of the tabular cash value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

  Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

  On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the death benefit immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

  Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

  All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.
(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.
(2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.
(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.
(4) If either insured is over age 85, increases in face amount requiring evidence of insurability will not be allowed.
(5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.
(6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.
(7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.
(8) After certain adjustments (an automatic adjustment under VAL '95 at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.
(9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.

(10) If you are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 30. Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

  The chart below illustrates the effect of certain policy adjustments:

Adjustment                          Effect


  Decrease the current face amount and keep  a scheduled decrease in the current face
  the premiums the same                      amount, if any, will take place at a later
                                             policy anniversary
                      OR                                         OR
  Keep the current face amount and increase  a scheduled decrease in the face amount
  the premiums                               will be eliminated
                                                                 OR
                                             the premium paying period will be
                                             shortened

--------------------------------------------------------------------------------

  Increase the current face amount and keep  a scheduled decrease in the current face
  the premiums the same                      amount, if any, will take place at an
                                             earlier policy anniversary
                      OR                                         OR
  Keep the current face amount and decrease  a scheduled decrease in the face amount
  the premiums                               will occur
                      OR                                         OR
  Make a partial surrender and keep the      the premium paying period will be
  premiums and face amount the same          lengthened

--------------------------------------------------------------------------------

  Stop base premium and keep the face amount a scheduled decrease in the current face
  the same                                   amount, if any, will take place at an
                                             earlier policy anniversary and no
                                             insurance will be provided after the
                                             decrease
                                                                 OR
                                             a scheduled decrease in the face amount
                                             will occur. However, you must continue to
                                             pay the charge for a sub-standard risk, or
                                             your Policy will lapse

Applications and Policy Issue
  Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level death benefit for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as described on page 16. Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

  If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

  If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 15 days after the issue date. We have determined 15 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.
  In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

  When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

Policy Premiums
  The Policy has a level premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 17, you may choose to adjust the Policy at any time and alter the amount of future premiums.

  The premium required for a Policy will depend on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.

  The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, insurance may be in effect under the terms of a conditional insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

  Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy.You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

  Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

  Net premiums, are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

  You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request or by calling us at 1-800-277-9244 between the hours of 8 a.m. and 4:30 p.m., Central time, our regular business hours. After June 4, 2001, you may also contact us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 5 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will the delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

  We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

Nonrepeating Premiums The Policy also allows you to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

  The maximum nonrepeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the then current face amount. The minimum nonrepeating premium is $500. We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a base annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

  The payment of a nonrepeating premium may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

Paid-Up Policies A Policy is paid-up when no additional premiums are required to provide the face amount of insurance. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

  We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

Lapse Your Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no actual cash value when there is a policy loan.

  As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insurance provided by this Policy will continue during this 31-day period. If the second death occurs during the 31-day grace period, we will deduct a premium for the 31-day grace period from the death proceeds.

  If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

  If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

  If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

  If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. Unless you request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, we will apply it to purchase extended term insurance, payable at the second death.

  We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

  You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 27.

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status. We will require:
(1) your written request to reinstate the Policy;

(2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and
(3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

  If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.

Avoiding Lapse If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 27 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

  You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

  The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

  There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

  If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

  On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

Policy Values
  The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

  The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

  Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing.

  The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

  We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub- account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

  Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

  The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

  The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:
(1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

  We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:
(1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,
(2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and
(3) customary national business holidays on which the New York Stock Exchange is closed for trading.

  Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

  To illustrate the operation of the Policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," found on page A-1 of this prospectus. For additional information about the Policy's cash value, please see Appendix B, "Understanding How Premium Becomes Cash Value," found on page B-1 of this prospectus.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account, subject to a maximum of 20 accounts. The amount to be transferred to or from a sub-account or the guaranteed principal account must be at least $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is a charge of $10 only for non-systematic transfers in excess of four per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

  Your instructions for transfer may be made in writing by you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile
(FAX) transmission. Our FAX number is (651) 665-4194. After June 4, 2001, you may also contact us through our Internet Online Service Center.

  Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or online request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

  With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

  The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

  Transfers from the guaranteed principal account must be made by a written or telephone request. It must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

  The funds may restrict the amounts or frequency of transfers to or from the sub-accounts of the separate account in order to protect fund shareholders.

  In the case of a transfer, the charge is assessed against the amount transferred.

Death Benefit Options
  The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options-- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

Cash Option Under the Cash Option, the death benefit will be the current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount.

  At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

Protection Option The death benefit provided by the Protection Option will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

  Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:
(a) the then current face amount; and
(b) the amount of insurance which could be purchased using the policy value as a net single premium.

  At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.

  You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

  For an illustration of the calculation of the death benefit under the Policy options, please see Appendix C, "Comparison of Death Benefit Options," on page C-1 of this prospectus.

Policy Loans
  You may borrow from us using only your Policy as the security for the loan. The total amount of your loan may not exceed 90 percent of your policy value. A loan taken from, or secured by a Policy, may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

  The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

  When you take a loan, we will reduce the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

  The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will lapse, and there may be adverse tax consequences; see the Federal Tax Status section on page 36. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.
  Policy loan interest is due:
  .on the date of the second death
  . on a policy adjustment, surrender, lapse, a policy loan transaction
  .on each policy anniversary.

  If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

  We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums. In the absence of such instructions, we will allocate interest credits to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan at a rate which is equal to the policy loan rate minus .75 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

  Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

Policy Loan Repayments If your Policy is in force, you can repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

  We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Loan repayments reduce your loan account by the amount of the loan repayment.

  A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender
  You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

  We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

  With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

  With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

  We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a

Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

  On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

  We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look
  It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:
(1) ten days after you receive it;
(2) 45 days after you have signed the application; or
(3) ten days after we mail to you a notice of your right of withdrawal.

  If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

  If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 16, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Conversion
  As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

Policy Exchange
  So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.

Policy Charges
Premium Charges Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional benefits are deducted from the premium, to calculate the base premium.

  From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.
(1) The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

    Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.

    If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.

    All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix D, "Example of Sales Load Computations" in this prospectus on page D-1.

    The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

    It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

(2) The underwriting charge currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

(3) The premium tax charge of 2.5 percent is deducted from each base premium.

  This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from .75 percent to 3.5 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

(4) The federal tax charge of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

Nonrepeating Premiums Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

Actual Cash Value Charges In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

(1) The administration charge is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

(2) The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (defined on page 16 above) based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.

(3) The cost of insurance charge compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

(4) The transaction charges are for expenses associated with processing transactions. There is a charge of $95 for each policy adjustment. We also reserve the right to make a charge, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently we charge $10 only for non-systematic transfers in excess of four per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge. If the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered.

  We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

  We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

  We assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

  We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

Policies Issued in Exchange We will modify or waive certain charges assessed against base premiums as described above in situations where policy owners of our existing joint life policies wish to exchange their policies for the Policies described herein. These policy owners may do so, subject to their application for this Policy and our approval of the exchange. An administrative charge of $250 is currently required for the exchange.

  In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

Other Policy Provisions

Beneficiary When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.

  If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

  If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

  You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

  Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

  We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:
(1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

  We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

  The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

  Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

Option 1--Interest Payments
  We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

Option 2--Payments for a Specified Period
  We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

Option 3--Life Income
  We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

Option 4--Payments of a Specified Amount
  We will pay a specified amount until the proceeds and interest are fully paid.

  If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

  The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age If the date of birth of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.

Incontestability After a Policy has been in force during the lifetimes of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

Suicide If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

Dividends Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

  Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

  We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Reports At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Additional Benefits

  You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.

Waiver of Premium Agreement provides for the payment of policy premium in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

Single Life Term Insurance Agreement allows you to purchase a specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the

             Other Matters
maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

  Estate Preservation Agreement permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

  Short Term Agreement is temporary protection insurance, on a fixed death benefit basis only, issued for a period of time less than a year. It is issued to provide temporary life insurance coverage until the later issue date of the Policy. It may be used in situations where specific policy dating is required, yet insurance coverage is needed immediately. The Short Term Agreement terminates on the policy issue date of the Policy.

Federal Tax Status

Introduction
  The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. We have not considered any applicable state or other tax laws. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS").

  We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

Tax Status of Policies
  In order to qualify as a life insurance contract for federal tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under
Section 7702.

  Nevertheless, we believe it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a sub-standard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

  If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

  In certain circumstances, owners of variable life policies have been considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

   In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

   The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits
  In general you are not currently taxed on any part of your interest until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

  Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.

  We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

  A surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy. An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

  It should be noted, however, that under the Code the tax treatment described above is not available for policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.

  Modified endowment contracts would still be treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value would not be taxed on a yearly basis. However, any amounts you received, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract would be subject to the same tax treatment as the same amounts received under an annuity. This annuity tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

  Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

  Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

  A policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value.

  If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

Multiple Policies
  All modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

Taxation of Policy Split. You may split a Policy into two other individual contracts when certain events occur. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a policy split.

Other Tax Considerations. The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

  The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping transfer and other taxes.

  In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

Other Transactions. Changing the policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old policy was issued.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance.

  The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

  It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person or business contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

  At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes (other than state premium taxes) that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

Directors and Principal Management Officers of Minnesota Life

         Directors                         Principal Occupation
         ---------                         --------------------
 Anthony L. Andersen       Retired since November 1999, prior thereto Chair-
                           Board of Directors, H. B. Fuller Company, St. Paul,
                           Minnesota (Adhesive Products)
 John F. Grundhofer        Chairman, U.S. Bancorp, Minneapolis, Minnesota
                           (Banking)
 Robert E. Hunstad         Executive Vice President, Minnesota Life Insurance
                           Company
 Dennis E. Prohofsky       Executive Vice President, General Counsel and
                           Secretary, Minnesota Life Insurance Company
 Robert L. Senkler         Chairman of the Board, President and Chief Executive
                           Officer, Minnesota Life Insurance Company
 Michael E. Shannon        Retired since December 1999, prior thereto for more
                           than five years Chairman, Chief Financial and
                           Administrative Officer, Ecolab Inc., St. Paul,
                           Minnesota (Develops and Markets Cleaning and
                           Sanitizing Products)
 William N. Westhoff       Senior Vice President and Treasurer, Minnesota Life
                           Insurance Company since April 1998, prior thereto
                           from August 1994 to October 1997, Senior Vice
                           President, Global Investments, American Express
                           Financial Corporation, Minneapolis, Minnesota
 Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                           Treasurer, Clearwater Investment Trust since May
                           1996, prior thereto for more than five years
                           Chairman, Clearwater Management Company, St. Paul,
                           Minnesota (Financial Management)

Principal Officers (other than Directors)

      Name                                Position
      ----                                --------
John F. Bruder        Senior Vice President
Keith M. Campbell     Senior Vice President
James E. Johnson      Senior Vice President
Gregory S. Strong     Senior Vice President and Chief Financial Officer
Terrence M. Sullivan  Senior Vice President
Randy F. Wallake      Executive Vice President

  All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for the last five years. All officers of Minnesota Life have been employed by us for at least five years.

Voting Rights
  We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Distribution of Policies
  The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life.

  Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of each proposed insured's risk classification and whether to accept or reject an application for a Policy is done in accordance with our rules and standards.

  Commissions to registered representatives on the sale of Policies include: up to 40 percent of gross premium in the first policy year; 3 percent of the gross premium in policy years two through ten; 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the maximum amount of commissions payable under the VAL-SD Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount. On premiums received in excess of that amount we will pay commissions at a rate of 2 percent.

  In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

Legal Matters
  Legal matters in connection with federal securities laws applicable to the issue and sale of the VAL-SD Policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Washington, D.C. 20007. All other legal matters, including the right to issue such Policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Esquire, 400 Robert Street North, St. Paul, Minnesota 55101.
Legal Proceedings
  As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

Experts
  Our financial statements and those of the Minnesota Life Variable Life Account included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

  Actuarial matters included in this prospectus have been examined by Robert
J. Ehren, FSA, CLU, Director and Actuary - Individual Products of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.

Registration Statement
  We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

                                                     Special Terms

  As used in this prospectus, the following terms have the indicated meanings:

  Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

  Base Premium: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

  Code: the Internal Revenue Code of 1986, as amended.

  First Death: the death of the first insured to die. You must give us proof of the first death as soon as is reasonably possible.

  Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account. Currently, these are Advantus Series Fund, Inc., the Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Product Funds, Janus Aspen Series, and Credit Suisse Warburg Pincus Trust.

  General Account: all of our assets other than those in the Variable Life Account or in other separate accounts established by us.

  Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

  Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

  Net Single Premium: the amount of money necessary, at any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

  Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

  Paid-Up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

  Policy Owner: the owner of a Policy.

  Policy Value: the actual cash value of a Policy plus any policy loan.

  Policy Year: a period of one year beginning with the policy date or a policy anniversary.

  Premium: a scheduled payment required for this Policy.

  Second Death: the death of the second insured to die. We will pay the death proceeds when we receive due proof of the second death.

  Unit: a measure of the interest of a Policy in the sub-accounts of the Variable Life Account.

  Valuation Date: each date on which a Fund Portfolio is valued.

  Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

  Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

  We, Our, Us: Minnesota Life Insurance Company.

  You, Your: the policy owner.

Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

   We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub Accounts of Minnesota Life Variable Life Account as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2000 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                    /s/ KPMG LLP

Minneapolis, Minnesota
February 23, 2001

Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities

                               December 31, 2000

                                                               Segregated Sub-Accounts
                     -----------------------------------------------------------------------------------------------------------
                                                                                                                        Small
                                               Money       Asset     Mortgage     Index      Capital    International  Company
      Assets            Growth       Bond      Market   Allocation  Securities     500     Appreciation     Stock       Growth
      ------         ------------ ---------- ---------- ----------- ---------- ----------- ------------ ------------- ----------
Investments in
 shares of Advantus
 Series Fund, Inc.:
 Growth Portfolio,
  47,343,517
  shares at net
  asset value of
  $2.52 per share
  (cost
  $129,225,983)....  $119,523,224        --         --          --         --          --          --            --          --
 Bond Portfolio,
  33,225,043
  shares at net
  asset value of
  $1.22 per share
  (cost
  $40,203,788).....           --  40,634,864        --          --         --          --          --            --          --
 Money Market
  Portfolio,
  21,309,858
  shares at net
  asset value of
  $1.00 per share
  (cost
  $21,309,858).....           --         --  21,309,858         --         --          --          --            --          --
 Asset Allocation
  Portfolio,
  79,910,612
  shares at net
  asset value of
  $2.00 per share
  (cost
  $163,828,514)....           --         --         --  159,754,120        --          --          --            --          --
 Mortgage
  Securities
  Portfolio,
  17,418,637
  shares at net
  asset value of
  $1.22 per share
  (cost
  $20,275,418).....           --         --         --          --  21,219,772         --          --            --          --
 Index 500
  Portfolio,
  48,295,536
  shares at net
  asset value of
  $4.05 per share
  (cost
  $179,048,556)....           --         --         --          --         --  195,384,333         --            --          --
 Capital
  Appreciation
  Portfolio,
  45,728,545
  shares at net
  asset value of
  $3.06 per share
  (cost
  $133,730,922)....           --         --         --          --         --          --  140,006,849           --          --
 International
  Stock Portfolio,
  65,967,174
  shares at net
  asset value of
  $1.76 per share
  (cost
  $111,955,513)....           --         --         --          --         --          --          --    116,263,709         --
 Small Company
  Growth
  Portfolio,
  43,458,563
  shares at net
  asset value of
  $2.05 per share
  (cost
  $82,295,409).....           --         --         --          --         --          --          --            --   88,964,798
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
                      119,523,224 40,634,864 21,309,858 159,754,120 21,219,772 195,384,333 140,006,849   116,263,709  88,964,798
Receivable from
 Minnesota Life for
 policy purchase
 payments..........       126,215     32,980    170,312     311,046     38,815     561,393      97,418       215,173     219,407
Receivable from
 Advantus Series
 Fund, Inc. for
 investments sold..        69,341     30,150    261,059      97,960     13,332     108,604      76,988       100,879      60,887
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total Assets....   119,718,780 40,697,994 21,741,229 160,163,126 21,271,919 196,054,330 140,181,255   116,579,761  89,245,092
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
    Liabilities
    -----------
Payable to
 Minnesota Life for
 policy withdrawals
 and mortality and
 expense charges...        69,341     30,150    261,059      97,960     13,332     108,604      76,988       100,879      60,887
Payable to Advantus
 Series Fund, Inc.
 for investments
 purchased.........       126,215     32,980    170,312     311,046     38,815     561,393      97,418       215,173     219,407
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total
   Liabilities.....       195,556     63,130    431,371     409,006     52,147     669,997     174,406       316,052     280,294
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
NET ASSETS
 APPLICABLE TO
 POLICY OWNERS.....  $119,523,224 40,634,864 21,309,858 159,754,120 21,219,772 195,384,333 140,006,849   116,263,709  88,964,798
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========
UNITS OUTSTANDING..    26,708,050 16,671,238 11,201,306  42,926,041  7,668,796  36,846,367  26,043,006    45,365,710  38,158,772
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========
NET ASSET VALUE PER
 UNIT..............  $       4.48       2.44       1.90        3.72       2.77        5.30        5.38          2.56        2.33
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Assets and Liabilities (continued)

                               December 31, 2000

                                                             Segregated Sub-Accounts
                          ----------------------------------------------------------------------------------------------
                                        Small                                               Real    Templeton  Templeton
                             Value     Company   Global   Index 400 Macro-Cap Micro-Cap    Estate   Developing   Asset
         Assets              Stock      Value     Bond     Mid-Cap    Value     Growth   Securities  Markets   Strategy
         ------           ----------- --------- --------- --------- --------- ---------- ---------- ---------- ---------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 Value Stock Portfolio,
  35,035,097 shares at
  net asset value of
  $1.67 per share (cost
  $59,239,755)..........  $58,522,611       --        --        --        --         --        --         --       --
 Small Company Value
  Portfolio, 5,002,040
  shares at net asset
  value of $1.16 per
  share (cost
  $4,791,118)...........          --  5,796,172       --        --        --         --        --         --       --
 Global Bond Portfolio,
  2,726,712 shares at
  net asset value of
  $.95 per share (cost
  $2,543,076)...........          --        --  2,581,576       --        --         --        --         --       --
 Index 400 Mid-Cap
  Portfolio, 6,445,332
  shares at net asset
  value of $1.22 per
  share (cost
  $7,989,117)...........          --        --        --  7,834,364       --         --        --         --       --
 Macro-Cap Value
  Portfolio, 6,241,210
  shares at net asset
  value of $1.06 per
  share (cost
  $7,118,424)...........          --        --        --        --  6,636,297        --        --         --       --
 Micro-Cap Growth
  Portfolio, 8,458,455
  shares at net asset
  value of $1.75 per
  share (cost
  $18,953,237)..........          --        --        --        --        --  14,805,641       --         --       --
 Real Estate Securities
  Portfolio, 2,133,575
  shares at net asset
  value of $.90 per
  share (cost
  $1,869,574)...........          --        --        --        --        --         --  1,924,616        --       --
Investments in shares of
 Franklin Templeton
 Variable Insurance
 Products Trust:
 Developing Markets
  Securities Fund,
  936,043 shares at net
  asset value of $5.22
  per share (cost
  $5,921,089)...........          --        --        --        --        --         --        --   4,886,144      --
 Asset Strategy Fund,
  4,891 shares at net
  asset value of $19.13
  per share (cost
  $93,777)..............          --        --        --        --        --         --        --         --    93,555
                          ----------- --------- --------- --------- --------- ---------- ---------  ---------   ------
                           58,522,611 5,796,172 2,581,576 7,834,364 6,636,297 14,805,641 1,924,616  4,886,144   93,555
Receivable from
 Minnesota Life for
 policy purchase
 payments...............       94,801    16,793    16,559    23,506    11,660     35,796     4,025     15,204      125
Receivable from Advantus
 Series Fund, Inc. for
 investments sold.......       43,296     2,685     1,919     2,906    20,660      6,313    11,441      2,589       10
                          ----------- --------- --------- --------- --------- ---------- ---------  ---------   ------
   Total Assets.........   58,660,708 5,815,650 2,600,054 7,860,776 6,668,617 14,847,750 1,940,082  4,903,937   93,690
                          ----------- --------- --------- --------- --------- ---------- ---------  ---------   ------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges................       43,296     2,685     1,919     2,906    20,660      6,313    11,441      2,589       10
Payable to Advantus
 Series Fund, Inc. for
 investments purchased..       94,801    16,793    16,559    23,506    11,660     35,796     4,025     15,204      125
                          ----------- --------- --------- --------- --------- ---------- ---------  ---------   ------
   Total Liabilities....      138,097    19,478    18,478    26,412    32,320     42,109    15,466     17,793      135
                          ----------- --------- --------- --------- --------- ---------- ---------  ---------   ------
NET ASSETS APPLICABLE TO
 POLICY OWNERS..........  $58,522,611 5,796,172 2,581,576 7,834,364 6,636,297 14,805,641 1,924,616  4,886,144   93,555
                          =========== ========= ========= ========= ========= ========== =========  =========   ======
UNITS OUTSTANDING.......   27,514,067 5,454,038 2,503,772 5,576,822 6,333,932  7,378,187 1,850,871  5,514,180   93,085
                          =========== ========= ========= ========= ========= ========== =========  =========   ======
NET ASSET VALUE PER
 UNIT...................  $      2.13      1.06      1.03      1.40      1.05       2.01      1.04       0.89     1.01
                          =========== ========= ========= ========= ========= ========== =========  =========   ======

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Assets and Liabilities (continued)

                               December 31, 2000

                                                            Segregated Sub-Accounts
                          -------------------------------------------------------------------------------------------
                                                                                                       Warburg Pincus
                                                               Fidelity VIP Janus Aspen   Janus Aspen   Global Post-
                           Franklin  Fidelity VIP Fidelity VIP   Equity-      Capital    International    Venture
         Assets           Small Cap    Mid Cap     Contrafund     Income    Appreciation    Growth        Capital
         ------           ---------- ------------ ------------ ------------ ------------ ------------- --------------
Investments in shares of
 Franklin Templeton
 Variable Insurance
 Products Trust:
 Franklin Small-Cap
  Fund, 67,093 shares
  at net asset value of
  $21.14 per share
  (cost $1,643,864).....  $1,418,336        --           --           --            --           --           --
Investments in shares of
 Fidelity Variable
 Insurance Products
 Fund:
 Mid-Cap Portfolio,
  360,811 shares at net
  asset value of $20.20
  per share (cost
  $6,776,272)...........         --   7,288,381          --           --            --           --           --
 Contrafund Portfolio,
  324,895 shares at net
  asset value of $23.64
  per share (cost
  $8,157,081)...........         --         --     7,680,507          --            --           --           --
 Equity-Income
  Portfolio, 110,418
  shares at net asset
  value of $25.41 per
  share (cost
  $2,548,097)...........         --         --           --     2,805,732           --           --           --
Investments in shares of
 Janus Aspen Series--
 Service Shares:
 Capital Appreciation
  Portfolio, 513,100
  shares at net asset
  value of $26.54 per
  share (cost
  $16,838,969)..........         --         --           --           --     13,617,668          --           --
 International Growth
  Portfolio, 329,078
  shares at net asset
  value of $30.64 per
  share (cost
  $13,153,601)..........         --         --           --           --            --    10,082,946          --
Investments in shares of
 Warburg Pincus Trust:
 Global Post-Venture
  Capital Portfolio,
  33,270 shares at net
  asset value of $13.62
  per share (cost
  $615,315).............         --         --           --           --            --           --       453,133
                          ----------  ---------    ---------    ---------    ----------   ----------      -------
                           1,418,336  7,288,381    7,680,507    2,805,732    13,617,668   10,082,946      453,133
Receivable from
 Minnesota Life for
 policy purchase
 payments...............      26,852     51,726       84,797       27,910        69,397       67,238       13,096
Receivable from Advantus
 Series Fund, Inc. for
 investments sold.......         919     15,397       51,375        7,103        48,211       40,240           67
                          ----------  ---------    ---------    ---------    ----------   ----------      -------
   Total Assets.........   1,446,107  7,355,504    7,816,679    2,840,745    13,735,276   10,190,424      466,296
                          ----------  ---------    ---------    ---------    ----------   ----------      -------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges................         919     15,397       51,375        7,103        48,211       40,240           67
Payable to Advantus
 Series Fund, Inc. for
 investments purchased..      26,852     51,726       84,797       27,910        69,397       67,238       13,096
                          ----------  ---------    ---------    ---------    ----------   ----------      -------
   Total Liabilities....      27,771     67,123      136,172       35,013       117,608      107,478       13,163
                          ----------  ---------    ---------    ---------    ----------   ----------      -------
NET ASSETS APPLICABLE TO
 POLICY OWNERS..........  $1,418,336  7,288,381    7,680,507    2,805,732    13,617,668   10,082,946      453,133
                          ==========  =========    =========    =========    ==========   ==========      =======
UNITS OUTSTANDING.......   1,694,156  5,714,598    8,088,150    2,491,833    16,489,515   12,109,349      599,798
                          ==========  =========    =========    =========    ==========   ==========      =======
NET ASSET VALUE PER
 UNIT...................  $     0.84       1.28         0.95         1.13          0.83         0.83         0.76
                          ==========  =========    =========    =========    ==========   ==========      =======

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                               December 31, 2000

                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)............... $      5,212    2,112,588      936,817    4,080,112   1,108,241    1,570,203          --       1,850,374
 Mortality and ex-
  pense charges
  (note 3).........     (729,923)    (181,969)     (80,622)    (879,054)    (89,203)  (1,010,396)    (778,749)      (568,755)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment in-
    come (loss)--
    net............     (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    5,130,650          --           --     7,953,036         --     2,901,896   13,917,040      9,637,422
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   55,164,812   13,565,755   41,132,750   43,419,873   7,140,670   75,427,864   42,370,886     41,272,496
   Cost of invest-
    ments sold.....  (45,109,529) (14,241,769) (41,132,750) (37,482,932) (7,194,814) (59,913,661) (34,534,733)   (39,201,353)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                      10,055,283     (676,014)         --     5,936,941     (54,144)  15,514,203    7,836,153      2,071,143
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on
    investments....   15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains (loss-
    es) on
    investments....  (32,905,413)   1,594,709          --   (22,141,511)    952,645  (21,212,293) (15,853,805)      (818,275)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)...............         --
 Mortality and ex-
  pense charges
  (note 3).........    (492,562)
                    ------------
   Investment in-
    come (loss)--
    net............    (492,562)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   6,218,967
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  33,230,539
   Cost of invest-
    ments sold..... (25,293,837)
                    ------------
                      7,936,702
                    ------------
   Net realized
    gains (losses)
    on
    investments....  14,155,669
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...... (25,285,825)
                    ------------
   Net gains (loss-
    es) on
    investments.... (11,130,156)
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... (11,622,718)
                    ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                               December 31, 2000

                                                         Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                   Small                                                      Real    Templeton    Templeton
                                  Company     Global   Index 400   Macro-Cap   Micro-Cap     Estate   Developing     Asset
                    Value Stock    Value       Bond     Mid-Cap      Value       Growth    Securities  Markets    Strategy(b)
                    -----------  ----------  --------  ----------  ----------  ----------  ---------- ----------  -----------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $   523,552      16,866       339      72,094      27,428         --     105,828      33,206       --
 Mortality and ex-
  pense charges
  (note 3).........    (278,053)    (19,640)   (9,278)    (31,275)    (27,927)    (70,150)    (5,633)    (23,360)     (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Investment in-
    come (loss)--
    net............     245,499      (2,774)   (8,939)     40,819        (499)    (70,150)   100,195       9,846      (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --          --        --      821,674      74,447   2,074,074        --          --        --
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  19,657,783   2,355,848   842,137   4,567,272   2,294,420  10,753,190    864,100   1,939,254     6,441
   Cost of invest-
    ments sold..... (20,215,667) (2,198,774) (878,902) (4,162,490) (2,296,734) (9,909,886)  (824,499) (1,988,811)   (6,619)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
                       (557,884)    157,074   (36,765)    404,782      (2,314)    843,304     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net realized
    gains (losses)
    on investments.    (557,884)    157,074   (36,765)  1,226,456      72,133   2,917,378     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    (832,518)    997,562   101,919    (416,866)   (545,206) (7,682,068)   112,628  (1,908,715)     (222)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net gains
    (losses) on
    investments....  (1,390,402)  1,154,636    65,154     809,590    (473,073) (4,764,690)   152,229  (1,958,272)     (400)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(1,144,903)  1,151,862    56,215     850,409    (473,572) (4,834,840)   252,424  (1,948,426)     (538)
                    ===========  ==========  ========  ==========  ==========  ==========   ========  ==========    ======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                               December 31, 2000

                                                            Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------------
                                                                                                          Warburg Pincus
                         Franklin                              Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Small    Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                          Cap(b)     Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ---------  ------------ ------------- ------------ --------------- ------------- --------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $     --        21,477          157           12        105,850        111,178           --
 Mortality and expense
  charges (note 3)......    (1,845)     (20,151)     (23,385)      (7,313)       (47,816)       (33,779)         (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Investment income
    (loss)--net.........    (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)..............       --            90        5,695           46          4,575        278,800        56,164
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..    75,566    3,387,723    1,164,646      322,838      4,429,333      1,631,765        23,766
   Cost of investments
    sold................   (76,540)  (3,651,043)  (1,168,703)    (317,977)    (4,609,508)    (1,666,512)      (23,811)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
                              (974)    (263,320)      (4,057)       4,861       (180,175)       (34,747)          (45)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net realized gains
    (losses) on invest-
    ments...............      (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net gains (losses) on
    investments.........  (226,502)     248,879     (474,936)     262,542     (3,396,901)    (2,826,602)     (106,063)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net increase (de-
    crease) in net as-
    sets resulting from
    operations.......... $(228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                         =========   ==========   ==========     ========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                          Year Ended December 31, 1999

                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $    506,360    1,626,766      616,032    6,527,423     833,516    2,856,661          --       2,400,935
 Mortality and
  expense charges
  (note 3).........     (592,113)    (162,488)     (66,448)    (751,238)    (72,636)    (833,392)    (626,087)      (493,146)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............      (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    2,985,736      654,481          --     7,241,701         --     2,139,618   16,619,653      4,664,200
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   43,353,091   12,967,909   26,634,486   31,970,185   4,632,062   42,082,164   31,217,758     34,347,541
   Cost of
    investments
    sold...........  (36,042,059) (13,523,189) (26,634,486) (27,553,460) (4,634,891) (30,803,572) (26,385,087)   (32,044,170)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                       7,311,032     (555,280)         --     4,416,725      (2,829)  11,278,592    4,832,671      2,303,371
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.   10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......   18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....   29,155,837   (2,506,573)         --    16,275,702    (545,092)  28,658,238   28,182,509     17,330,612
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $ 29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (325,988)
                    ------------
   Investment
    income (loss)--
    net............    (325,988)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  24,364,340
   Cost of
    investments
    sold........... (22,537,893)
                    ------------
                      1,826,447
                    ------------
   Net realized
    gains (losses)
    on investments.   1,826,447
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  27,746,862
                    ------------
   Net gains
    (losses) on
    investments....  29,573,309
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....  29,247,321
                    ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                        Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------
                                        Small                                                             Templeton
                            Value      Company    Global   Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                            Stock       Value      Bond     Mid-Cap      Value      Growth    Securities   Markets
                         ------------  --------  --------  ----------  ---------  ----------  ----------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $  1,547,297    28,039    30,022      17,227    16,884          --      34,702      11,707
 Mortality and expense
  charges (note 3)......     (268,331)   (7,359)   (3,636)    (11,621)  (11,281)     (13,660)    (2,028)     (5,284)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Investment income
    (loss)--net.........    1,278,966    20,680    26,386       5,606     5,603      (13,660)    32,674       6,423
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........          --        --      2,202     244,929   129,047          --         --          --
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   20,529,800   703,644   491,697   1,602,249   779,516    2,864,382    419,002     211,340
   Cost of investments
    sold................  (20,082,330) (704,456) (518,288) (1,548,875) (761,003)  (2,299,612)  (421,895)   (245,020)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
                              447,470      (812)  (26,591)     53,374    18,513      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net realized (losses)
    gains on
    investments.........      447,470      (812)  (24,389)    298,303   147,560      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........   (1,892,941)   (8,937)  (50,201)    149,835        18    3,431,535    (47,990)    813,548
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net gains (losses) on
    investments.........   (1,445,471)   (9,749)  (74,590)    448,138   147,578    3,996,305    (50,883)    779,868
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $   (166,505)   10,931   (48,204)    453,744   153,181    3,982,645    (18,209)    786,291
                         ============  ========  ========  ==========  ========   ==========   ========    ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1998

                                                                Segregated Sub-Accounts
                     --------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage                  Capital     International
                        Growth        Bond       Market     Allocation   Securities   Index 500   Appreciation      Stock
                     ------------  ----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
  Investment income
   distributions
   from underlying
   mutual fund (note
   4)............... $    698,525   1,338,221      449,098    2,922,443     604,913      911,517          --       2,121,828
  Mortality and
   expense charges
   (note 3).........     (404,953)   (129,237)     (46,453)    (587,038)    (58,011)    (547,730)    (503,496)      (418,056)
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment income
    (loss)--
    net.............      293,572   1,208,984      402,645    2,335,405     546,902      363,787     (503,496)     1,703,772
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
  Realized gain
   distributions
   from underlying
   mutual fund
   (note 4).........   11,109,561     281,896          --     7,426,667         --       571,352    5,324,035      2,088,998
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
  Realized gains on
   sales of
   investments:
    Proceeds from
     sales..........   27,003,108  10,067,912   19,969,206   26,184,761   3,771,554   31,615,282   26,513,720     25,063,915
    Cost of
     investments
     sold...........  (24,628,270) (9,893,680) (19,969,206) (22,795,505) (3,652,500) (23,425,350) (20,848,774)   (22,654,514)
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
                        2,374,838     174,232          --     3,389,256     119,054    8,189,932    5,664,946      2,409,401
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net realized
     gains on
     investments....   13,484,399     456,128          --    10,815,923     119,054    8,761,284   10,988,981      4,498,399
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
  Net change in
   unrealized
   appreciation or
   depreciation of
   investments......   11,101,163    (256,619)         --    11,996,966       3,276   17,656,536   17,334,011     (1,715,008)
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net gains on
     investments....   24,585,562     199,509          --    22,812,889     122,330   26,417,820   28,322,992      2,783,391
                     ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net increase in
     net
     assets
     resulting from
     operations..... $ 24,879,134   1,408,493      402,645   25,148,294     669,232   26,781,607   27,819,496      4,487,163
                     ============  ==========  ===========  ===========  ==========  ===========  ===========    ===========
                        Small
                       Company
                       Growth
                     ------------
Investment income
 (loss):
  Investment income
   distributions
   from underlying
   mutual fund (note
   4)...............         --
  Mortality and
   expense charges
   (note 3).........    (265,824)
                     ------------
   Investment income
    (loss)--
    net.............    (265,824)
                     ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
  Realized gain
   distributions
   from underlying
   mutual fund
   (note 4).........         --
                     ------------
  Realized gains on
   sales of
   investments:
    Proceeds from
     sales..........  17,975,194
    Cost of
     investments
     sold........... (17,656,969)
                     ------------
                         318,225
                     ------------
    Net realized
     gains on
     investments....     318,225
                     ------------
  Net change in
   unrealized
   appreciation or
   depreciation of
   investments......     876,621
                     ------------
    Net gains on
     investments....   1,194,846
                     ------------
    Net increase in
     net
     assets
     resulting from
     operations.....     929,022
                     ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1998

                                                        Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------
                                        Small                                                           Templeton
                            Value      Company   Global   Index 400  Macro-Cap Micro-Cap   Real Estate  Developing
                            Stock      Value(a)  Bond(a)  Mid-Cap(a) Value(a)  Growth(a)  Securities(a) Markets(a)
                         ------------  --------  -------  ---------- --------- ---------  ------------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $        --     8,491    15,866      5,286     3,488       --         9,387         --
 Mortality and expense
  charges (note 3)......     (221,650)    (961)     (331)    (1,123)   (1,064)   (1,067)        (719)       (900)
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Investment income
    (loss)--net.........     (221,650)   7,530    15,535      4,163     2,424    (1,067)       8,668        (900)
                         ------------  -------   -------   --------   -------  --------      -------     -------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........       67,256      --      8,113     18,418    33,791       --           --          --
                         ------------  -------   -------   --------   -------  --------      -------     -------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   14,868,851   93,721    27,025    293,103   102,220   103,427       37,726      16,519
   Cost of investments
    sold................  (14,819,476) (97,433)  (26,487)  (291,094)  (98,709) (103,574)     (39,357)    (16,278)
                         ------------  -------   -------   --------   -------  --------      -------     -------
                               49,375   (3,712)      538      2,009     3,511      (147)      (1,631)        241
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net realized gains
    (losses) on
    investments.........      116,631   (3,712)    8,651     20,427    37,302      (147)      (1,631)        241
                         ------------  -------   -------   --------   -------  --------      -------     -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........      863,403   16,429   (13,217)   112,278    63,061   102,936       (9,597)     60,222
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net gains (losses) on
    investments.........      980,034   12,717    (4,566)   132,705   100,363   102,789      (11,228)     60,463
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $    758,385   20,247    10,969    136,868   102,787   101,722       (2,560)     59,563
                         ============  =======   =======   ========   =======  ========      =======     =======

------
(a) For the period from May 19, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                               December 31, 2000

                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
 Net realized
  gains (losses)
  on investments.    15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   (33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......    58,318,473   16,110,452   46,097,340   46,470,357  10,481,472   89,737,450   40,464,314     40,775,566
 Policy
  withdrawals and
  charges........   (54,434,889) (13,383,786) (41,052,128) (42,540,819) (7,051,467) (74,417,468) (41,592,137)   (40,703,741)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....     3,883,584    2,726,666    5,045,212    3,929,538   3,430,005   15,319,982   (1,127,823)        71,825
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase
 (decrease) in
 net assets......   (29,746,540)   6,251,994    5,901,407  (15,010,915)  5,401,688   (5,332,504) (17,760,377)       535,169
Net assets at the
 beginning
 of year.........   149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $119,523,224   40,634,864   21,309,858  159,754,120  21,219,772  195,384,333  140,006,849    116,263,709
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (492,562)
 Net realized
  gains (losses)
  on investments.   14,155,669
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....  (25,285,825)
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  (11,622,718)
                   ------------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......   37,837,369
 Policy
  withdrawals and
  charges........  (32,737,977)
                   ------------
Increase in net
 assets from
 policy
 transactions....    5,099,392
                   ------------
Increase
 (decrease) in
 net assets......   (6,523,326)
Net assets at the
 beginning
 of year.........   95,488,124
                   ------------
Net assets at the
 end of year.....   88,964,798
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                               December 31, 2000

                                                          Segregated Sub-Accounts
                   -------------------------------------------------------------------------------------------------------------
                                   Small                                                                 Templeton    Templeton
                                  Company     Global    Index 400   Macro-Cap    Micro-Cap   Real Estate Developing     Asset
                   Value Stock     Value       Bond      Mid-Cap      Value       Growth     Securities   Markets    Strategy(b)
                   ------------  ----------  ---------  ----------  ----------  -----------  ----------- ----------  -----------
Operations:
 Investment
  income (loss)--
  net............  $    245,499      (2,774)    (8,939)     40,819        (499)     (70,150)    100,195       9,846       (138)
 Net realized
  gains (losses)
  on
  investments....      (557,884)    157,074    (36,765)  1,226,456      72,133    2,917,378      39,601     (49,557)      (178)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....      (832,518)    997,562    101,919    (416,866)   (545,206)  (7,682,068)    112,628  (1,908,715)      (222)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    (1,144,903)  1,151,862     56,215     850,409    (473,572)  (4,834,840)    252,424  (1,948,426)      (538)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Policy transac-
 tions (notes 3,
 4 and 5):
 Policy purchase
  payments.......    22,009,354   4,618,670  2,071,336   7,252,589   5,425,533   19,547,195   1,872,341   4,951,752    100,396
 Policy
  withdrawals and
  charges........   (19,379,730) (2,336,208)  (832,859) (4,535,997) (2,266,493) (10,683,040)   (858,467) (1,915,893)    (6,303)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase in net
 assets from
 policy
 transactions....     2,629,624   2,282,462  1,238,477   2,716,592   3,159,040    8,864,155   1,013,874   3,035,859     94,093
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase
 (decrease) in
 net assets......     1,484,721   3,434,324  1,294,692   3,567,001   2,685,468    4,029,315   1,266,298   1,087,433     93,555
Net assets at the
 beginning of
 period..........    57,037,890   2,361,848  1,286,884   4,267,363   3,950,829   10,776,326     658,318   3,798,711        --
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net assets at the
 end of period...  $ 58,522,611   5,796,172  2,581,576   7,834,364   6,636,297   14,805,641   1,924,616   4,886,144     93,555
                   ============  ==========  =========  ==========  ==========  ===========   =========  ==========    =======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                               December 31, 2000

                                                              Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------------
                                                                                                            Warburg Pincus
                                                                 Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Franklin   Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                         Small Cap(b)  Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ------------ ------------ ------------- ------------ --------------- ------------- --------------
Operations:
 Investment income
  (loss)--net..........   $   (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
 Net realized gains
  (losses) on
  investments..........         (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments..........     (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net increase (decrease)
 in net assets
 resulting from
 operations............     (228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments.............    1,720,405   10,405,748    9,319,932    2,866,015     21,338,051     14,430,135       582,962
 Policy withdrawals and
  charges..............      (73,722)  (3,367,572)  (1,141,261)    (315,524)    (4,381,516)    (1,597,986)      (23,046)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase in net assets
 from policy
 transactions..........    1,646,683    7,038,176    8,178,671    2,550,491     16,956,535     12,832,149       559,916
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase (decrease) in
 net assets............    1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
Net assets at the
 beginning of period...          --           --           --           --             --             --            --
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net assets at the end
 of period.............   $1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
                          ==========   ==========   ==========    =========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1999

                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $    (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
 Net realized
  gains (losses)
  on investments.    10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    58,717,519   17,573,124   31,178,806   44,726,919   7,045,702   73,108,305   37,490,912     39,449,982
 Policy
  withdrawals and
  charges........   (42,760,978) (12,805,421) (26,568,038) (31,218,947) (4,559,427) (41,248,772) (30,591,671)   (33,854,395)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    15,956,541    4,767,703    4,610,768   13,507,972   2,486,275   31,859,533    6,899,241      5,595,587
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    45,026,625    3,725,408    5,160,352   35,559,859   2,702,063   62,541,040   34,455,663     24,833,988
Net assets at the
 beginning
 of year.........   104,243,139   30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (325,988)
 Net realized
  gains (losses)
  on investments.    1,826,447
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   27,746,862
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   29,247,321
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   28,401,864
 Policy
  withdrawals and
  charges........  (24,038,352)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,363,512
                   ------------
Increase in net
 assets..........   33,610,833
Net assets at the
 beginning
 of year.........   61,877,291
                   ------------
Net assets at the
 end of year.....   95,488,124
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 1999

                                                          Segregated Sub-Accounts
                          ---------------------------------------------------------------------------------------------
                                          Small                                                              Templeton
                             Value       Company    Global    Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                             Stock        Value      Bond      Mid-Cap      Value      Growth    Securities   Markets
                          ------------  ---------  ---------  ----------  ---------  ----------  ----------- ----------
Operations:
 Investment income
  (loss)--net...........  $  1,278,966     20,680     26,386       5,606      5,603     (13,660)    32,674       6,423
 Net realized gains
  (losses) on
  investments...........       447,470       (812)   (24,389)    298,303    147,560     564,770     (2,893)    (33,680)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (1,892,941)    (8,937)   (50,201)    149,835         18   3,431,535    (47,990)    813,548
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net increase (decrease)
 in net assets resulting
 from operations........      (166,505)    10,931    (48,204)    453,744    153,181   3,982,645    (18,209)    786,291
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............    25,802,197  2,273,267  1,496,270   4,320,045  3,691,232   8,888,408    846,906   2,969,560
 Policy withdrawals and
  charges...............   (20,261,470)  (696,285)  (488,062) (1,590,628)  (768,235) (2,850,722)  (416,974)   (625,851)
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets
 from policy
 transactions...........     5,540,727  1,576,982  1,008,208   2,729,417  2,922,997   6,037,686    429,932   2,343,709
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets..     5,374,222  1,587,913    960,004   3,183,161  3,076,178  10,020,331    411,723   3,130,000
Net assets at the
 beginning of year......    51,663,668    773,935    326,880   1,084,202    874,651     755,995    246,595     668,711
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net assets at the end of
 year...................  $ 57,037,890  2,361,848  1,286,884   4,267,363  3,950,829  10,776,326    658,318   3,798,711
                          ============  =========  =========  ==========  =========  ==========   ========   =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                              Segregated Sub-Accounts
                   --------------------------------------------------------------------------------------------------------
                                                Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond       Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  ----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $    293,572   1,208,984      402,645    2,335,405     546,902      363,787     (503,496)     1,703,772
 Net realized
  gains on
  investments....    13,484,399     456,128          --    10,815,923     119,054    8,761,284   10,988,981      4,498,399
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    11,101,163    (256,619)         --    11,996,966       3,276   17,656,536   17,334,011     (1,715,008)
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase in
 net assets
 resulting from
 operations......    24,879,134   1,408,493      402,645   25,148,294     669,232   26,781,607   27,819,496      4,487,163
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    39,789,274  18,197,885   22,597,674   36,353,193   5,839,283   55,781,942   33,631,794     39,752,735
 Policy
  withdrawals and
  charges........   (26,598,154) (9,938,676) (19,922,753) (25,597,723) (3,713,544) (31,067,552) (26,010,224)   (24,645,860)
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    13,191,120   8,259,209    2,674,921   10,755,470   2,125,739   24,714,390    7,621,570     15,106,875
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    38,070,254   9,667,702    3,077,566   35,903,764   2,794,971   51,495,997   35,441,066     19,594,038
Net assets at the
 beginning of
 year............    66,172,885  20,989,760    7,170,533  103,301,412  10,321,050   86,679,800   87,870,497     71,300,514
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $104,243,139  30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ============  ==========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (265,824)
 Net realized
  gains on
  investments....      318,225
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....      876,621
                   ------------
Net increase in
 net assets
 resulting from
 operations......      929,022
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   29,383,489
 Policy
  withdrawals and
  charges........  (17,709,370)
                   ------------
Increase in net
 assets from
 policy
 transactions....   11,674,119
                   ------------
Increase in net
 assets..........   12,603,141
Net assets at the
 beginning of
 year............   49,274,150
                   ------------
Net assets at the
 end of year.....   61,877,291
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                           Segregated Sub-Accounts
                          -----------------------------------------------------------------------------------------------
                                                                                                               Templeton
                             Value      Small Company Global   Index 400   Macro-Cap  Micro-Cap   Real Estate  Developing
                             Stock        Value(a)    Bond(a)  Mid-Cap(a)  Value(a)   Growth(a)  Securities(a) Markets(a)
                          ------------  ------------- -------  ----------  ---------  ---------  ------------- ----------
Operations:
 Investment income
  (loss)--net...........  $   (221,650)      7,530     15,535      4,163      2,424     (1,067)       8,668        (900)
 Net realized gains
  (losses) on invest-
  ments.................       116,631      (3,712)     8,652     20,427     37,302       (147)      (1,631)        241
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........       863,403      16,429    (13,217)   112,278     63,061    102,936       (9,597)     60,222
                          ------------     -------    -------  ---------   --------   --------      -------     -------
Net increase (decrease)
 in net assets resulting
 from operations........       758,385      20,247     10,970    136,868    102,787    101,722       (2,560)     59,563
                          ------------     -------    -------  ---------   --------   --------      -------     -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments.................    28,395,796     846,448    342,604  1,239,314    873,020    756,634      286,162     676,668
 Policy withdrawals and
  charges...............   (14,647,201)    (92,760)   (26,694)  (291,980)  (101,156)  (102,360)     (37,007)    (67,520)
                          ------------     -------    -------  ---------   --------   --------      -------     -------
Increase in net assets
 from policy transac-
 tions..................    13,748,593     753,688    315,910    947,334    771,864    654,274      249,155     609,148
                          ------------     -------    -------  ---------   --------   --------      -------     -------
Increase in net assets..    14,506,978     773,935    326,880  1,084,202    874,651    755,995      246,595     668,711
Net assets at the begin-
 ning of year...........    37,156,690         --         --         --         --         --           --          --
                          ------------     -------    -------  ---------   --------   --------      -------     -------
Net assets at the end of
 year...................  $ 51,663,668     773,935    326,880  1,084,202    874,651    755,995      246,595     668,711
                          ============     =======    =======  =========   ========   ========      =======     =======

------
(a) For the period from May 19, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account

Notes to Financial Statements

(1) Organization
The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently three types of variable life policies each consisting of twenty-five segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include three types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death and Variable Adjustable Life Horizon offered by the Account.

   The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable Life policy owners allocate their purchase payments to one or more of the twenty-five segregated sub- accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Warburg Pincus Trust (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

   Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, and Warburg Pincus Global Post-Venture Capital segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund, Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap Funds of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid Cap, Fidelity VIP Contrafund and Fidelity VIP Equity-Income Portfolios of Fidelity Variable Insurance Product Funds, Capital Appreciation Portfolio and International Growth Portfolio of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Warburg Pincus Trust, respectively.

   Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

(2) Summary of Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

   Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

    A basic sales load of up to 7 percent is deducted from each premium payment. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2000, 1999 and 1998 amounted to $26,658,767, $25,083,967 and $23,671,583, respectively.
    An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2000, 1999 and 1998 amounted to $10,257,326, $11,334,978 and $11,866,348, respectively.
    A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium payments for the years ended December 31, 2000, 1999 and 1998 amounted to $7,272,300, $6,710,372 and $5,549,756, respectively.
    A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2000, 1999 and 1998 amounted to $3,162,904, $2,955,662 and $2,625,973, respectively.
    Beginning in 1996, a federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2000, 1999 and 1998 amounted to $510,279, $445,398 and $293,094 respectively.

   In addition to deductions from premium payments, an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks, if any, are assessed from the actual cash value of each policy. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $10 may be assessed for each transfer of actual cash value among the segregated sub-accounts. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

   The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 3 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions (continued)
   The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

   To the extent the Account invests in the Advantus Series Fund, Inc. , the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.

   The total of cash value charges for the periods ended December 31, 2000, 1999 and 1998 for each segregated sub-account are as follows:

                                               2000        1999        1998
                                            ----------- ----------- ----------
Growth                                      $ 8,821,553 $ 8,310,823 $6,634,203
Bond                                          2,975,073   3,100,298  2,823,226
Money Market                                  1,183,095   1,052,976    887,191
Asset Allocation                             10,013,722   9,399,193  8,357,447
Mortgage Securities                           1,395,537   1,296,517  1,109,636
Index 500                                    13,593,559  12,217,269  9,049,753
Capital Appreciation                          7,954,096   7,862,310  7,338,162
International Stock                           7,536,824   8,122,296  7,798,999
Small Company Growth                          7,032,431   6,184,813  5,816,447
Value Stock                                   4,808,526   5,595,949  5,414,078
Small Company Value                             409,542     211,204     30,916
Global Bond                                     274,535     135,546     11,215
Index 400 Mid-Cap                               609,367     253,145     28,011
Macro-Cap Value                                 536,238     267,783     31,069
Micro-Cap Growth                              1,163,042     260,034     28,588
Real Estate Securities                          100,747      58,860      9,868
Templeton Developing Markets                    382,112     153,038     22,325
Templeton Asset Strategy                          1,860         --         --
Franklin Small Cap                               50,289         --         --
Fidelity VIP Mid Cap                            291,350         --         --
Fidelity VIP Contrafund                         360,937         --         --
Fidelity VIP Equity-Income                      137,074         --         --
Janus Aspen Capital Appreciation                749,588         --         --
Janus Aspen International Growth                548,168         --         --
Warburg Pincus Global Post-Venture Capital       14,646         --         --

Minnesota Life Variable Life Account

(4) Investment Transactions
The Account's purchases of fund shares, including reinvested dividend distributions, were as follows during the periods ended December 31, 2000, 1999 and 1998.

                                          2000        1999        1998
                                       ----------- ----------- -----------
Advantus Series Fund, Inc.:
  Growth                               $63,454,335 $ 6,209,615 $51,597,361
  Bond                                  18,223,041  19,854,371  19,818,000
  Money Market                          47,034,157  31,794,838  23,046,773
  Asset Allocation                      58,503,505  58,496,043  46,702,304
  Mortgage Securities                   11,589,713   7,879,217   6,444,196
  Index 500                             94,209,549  78,104,584  57,264,811
  Capital Appreciation                  54,381,355  54,110,564  38,955,829
  International Stock                   52,263,362  46,515,116  43,963,560
  Small Company Growth                  44,056,335  28,401,864  29,383,488
  Value Stock                           22,532,906  27,349,493  28,463,051
  Small Company Value                    4,635,536   2,301,306     854,939
  Global Bond                            2,071,676   1,528,494     366,583
  Index 400                              8,146,356   4,582,201   1,263,018
  Macro-Cap Value                        5,527,408   3,837,163     910,298
  Micro-Cap Growth                      21,621,268   8,888,408     756,633
  Real Estate Securities                 1,978,168     881,608     295,549
Franklin Templeton Variable Insurance
 Products Trust:
  Developing Market Securities Fund      4,984,958   2,561,472     624,766
  Asset Strategy Fund                      100,396         --          --
  Franklin Small Cap Fund                1,720,404         --          --
Fidelity Variable Insurance Products
 Funds:
  VIP Mid Cap                           10,427,315         --          --
  VIP Contrafund                         9,325,784         --          --
  VIP Equity-Income                      2,866,074         --          --
Janus Aspen Series:
  Capital Appreciation                  21,448,477         --          --
  International Growth                  14,820,113         --          --
Warburg Pincus Trust:
  Global Post-Venture Capital              639,126         --          --

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions
Transactions in units for each segregated sub-account for the periods ended December 31, 2000, 1999 and 1998 were as follows:

                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Asset      Mortgage
                            Growth         Bond     Money Market  Allocation   Securities
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1997           19,284,419    9,679,443     4,323,601   34,942,517   4,464,617
  Policy purchase pay-
   ments                   10,210,991    8,153,555    13,291,240   11,321,429   2,442,614
  Policy withdrawals and
   charges                 (6,842,220)  (4,452,348)  (11,699,120)  (7,990,325) (1,556,063)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1998           22,653,190   13,380,650     5,915,721   38,273,621   5,351,168
  Policy purchase pay-
   ments                   12,085,761    7,825,478    17,577,397   12,030,571   2,849,941
  Policy withdrawals and
   charges                 (8,791,864)  (5,707,900)  (14,955,823)  (8,380,455) (1,843,930)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           25,947,087   15,498,228     8,537,295   41,923,737   6,357,179
  Policy purchase pay-
   ments                   10,373,119    7,052,522    24,910,098   11,152,483   4,055,083
  Policy withdrawals and
   charges                 (9,612,156)  (5,879,512)  (22,246,087) (10,150,179) (2,743,466)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           26,708,050   16,671,238    11,201,306   42,926,041   7,668,796
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Small
                             Index       Capital    International   Company      Value
                              500      Appreciation     Stock       Growth       Stock
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1997           22,433,487   22,986,605    35,764,833   27,207,371  17,273,210
  Policy purchase pay-
   ments                   12,909,414    8,023,992    18,838,978   16,824,546  13,385,774
  Policy withdrawals and
   charges                 (7,209,967)  (6,207,860)  (11,645,602) (10,119,583) (6,940,622)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1998           28,132,934   24,802,737    42,958,209   33,912,334  23,718,362
  Policy purchase pay-
   ments                   13,741,224    7,710,867    17,300,757   15,198,270  11,861,976
  Policy withdrawals and
   charges                 (7,741,338)  (6,286,726)  (14,966,655) (12,990,113) (9,320,272)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           34,132,820   26,226,878    45,292,311   36,120,491  26,260,066
  Policy purchase pay-
   ments                   15,671,123    6,766,062    16,214,514   14,275,499  10,514,173
  Policy withdrawals and
   charges                (12,957,576)  (6,949,934)  (16,141,115) (12,237,218) (9,260,172)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           36,846,367   26,043,006    45,365,710   38,158,772  27,514,067
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                             Small
                            Company                   Index 400    Macro-Cap   Micro-Cap
                             Value     Global Bond     Mid-Cap       Value       Growth
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1997                  --           --            --           --          --
  Policy purchase pay-
   ments                    1,006,556      318,188     1,315,286      927,227     847,841
  Policy withdrawals and
   charges                   (111,878)     (25,113)     (294,840)    (103,724)   (114,792)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1998              894,678      293,075     1,020,446      823,503     733,049
  Policy purchase pay-
   ments                    2,780,613    1,433,901     3,949,094    3,370,441   5,320,722
  Policy withdrawals and
   charges                   (843,926)    (469,193)   (1,460,522)    (705,334) (1,831,687)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999            2,831,365    1,257,783     3,509,018    3,488,610   4,222,084
  Policy purchase pay-
   ments                    5,227,673    2,083,008     5,429,416    4,876,566   7,642,693
  Policy withdrawals and
   charges                 (2,605,000)    (837,019)   (3,361,612)  (2,031,244) (4,486,590)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000            5,454,038    2,503,772     5,576,822    6,333,932   7,378,187
                          ===========   ==========   ===========  ===========  ==========

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions (continued)

                                               Segregated Sub-Accounts
                         --------------------------------------------------------------------
                                        Templeton    Templeton
                         Real Estate   Developing      Asset       Franklin     Fidelity VIP
                          Securities     Markets      Strategy     Small Cap      Mid Cap
                         ------------ ------------- ------------ ------------- --------------
Units outstanding at
 December 31, 1997               --           --            --           --             --
  Policy purchase
   payments                  327,276      877,028           --           --             --
  Policy withdrawals and
   charges                   (42,649)     (98,790)          --           --             --
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 1998           284,627      778,238           --           --             --
  Policy purchase
   payments                  978,387    2,737,134           --           --             --
  Policy withdrawals and
   charges                  (468,724)    (616,581)          --           --             --
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 1999           794,290    2,898,791           --           --             --
  Policy purchase
   payments                1,946,044    4,631,383       100,338    1,845,818      9,461,234
  Policy withdrawals and
   charges                  (889,463)  (2,015,994)       (7,253)    (151,662)    (3,746,636)
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 2000         1,850,871    5,514,180        93,085    1,694,156      5,714,598
                          ==========   ==========    ==========   ==========     ==========
                                               Segregated Sub-Accounts
                         --------------------------------------------------------------------
                                                                               Warburg Pincus
                                                    Janus Aspen   Janus Aspen   Global Post
                         Fidelity VIP Fidelity VIP    Capital    International    Venture
                          Contrafund  Equity-Income Appreciation    Growth        Capital
                         ------------ ------------- ------------ ------------- --------------
Units outstanding at
 December 31, 1997               --           --            --           --             --
  Policy purchase
   payments                      --           --            --           --             --
  Policy withdrawals and
   charges                       --           --            --           --             --
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 1998               --           --            --           --             --
  Policy purchase
   payments                      --           --            --           --             --
  Policy withdrawals and
   charges                       --           --            --           --             --
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 1999               --           --            --           --             --
  Policy purchase
   payments                9,540,087    2,856,118    22,215,455   14,440,754        634,323
  Policy withdrawals and
   charges                (1,451,937)    (364,285)   (5,725,940)  (2,331,405)       (34,525)
                          ----------   ----------    ----------   ----------     ----------
Units outstanding at
 December 31, 2000         8,088,150    2,491,833    16,489,515   12,109,349        599,798
                          ==========   ==========    ==========   ==========     ==========

Minnesota Life Variable Life Account

(6) Financial Highlights
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                     Growth

                                                     Year ended December 31,
                                                   -----------------------------
                                                    2000   1999   1998 1997 1996
                                                   ------  -----  ---- ---- ----
Unit value, beginning of year                      $ 5.75   4.60  3.43 2.59 2.22
                                                   ------  -----  ---- ---- ----
Income from investment operations:
  Net investment income (loss)                       (.03)  (.01)  .01  .01  .01
  Net gains or losses on securities (both realized
   and unrealized)                                  (1.24)  1.16  1.16  .83  .36
                                                   ------  -----  ---- ---- ----
    Total from investment operations                (1.27)  1.15  1.17  .84  .37
                                                   ------  -----  ---- ---- ----
Unit value, end of year                            $ 4.48   5.75  4.60 3.43 2.59
                                                   ======  =====  ==== ==== ====

                                      Bond

                                                    Year ended December 31,
                                                   --------------------------
                                                   2000  1999  1998 1997 1996
                                                   ----- ----  ---- ---- ----
Unit value, beginning of year                      $2.22 2.29  2.17 1.99 1.95
                                                   ----- ----  ---- ---- ----
Income from investment operations:
  Net investment income                              .12  .10   .10  .09  .08
  Net gains or losses on securities (both realized
   and unrealized)                                   .10 (.17)  .02  .09 (.04)
                                                   ----- ----  ---- ---- ----
    Total from investment operations                 .22 (.07)  .12  .18  .04
                                                   ----- ----  ---- ---- ----
Unit value, end of year                            $2.44 2.22  2.29 2.17 1.99
                                                   ===== ====  ==== ==== ====

                                  Money Market

                                      Year ended December 31,
                                     -------------------------
                                     2000  1999 1998 1997 1996
                                     ----- ---- ---- ---- ----
Unit value, beginning of year        $1.80 1.73 1.66 1.58 1.52
                                     ----- ---- ---- ---- ----
Income from investment operations:
  Net investment income                .10  .07  .07  .08  .06
                                     ----- ---- ---- ---- ----
    Total from investment operations   .10  .07  .07  .08  .06
                                     ----- ---- ---- ---- ----
Unit value, end of year              $1.90 1.80 1.73 1.66 1.58
                                     ===== ==== ==== ==== ====

                                Asset Allocation

                                                    Year ended December 31,
                                                   --------------------------
                                                   2000   1999 1998 1997 1996
                                                   -----  ---- ---- ---- ----
Unit value, beginning of year                      $4.17  3.64 2.96 2.50 2.23
                                                   -----  ---- ---- ---- ----
Income from investment operations:
  Net investment income                              .08   .14  .06  .06  .06
  Net gains or losses on securities (both realized
   and unrealized)                                  (.53)  .39  .62  .40  .21
                                                   -----  ---- ---- ---- ----
    Total from investment operations                (.45)  .53  .68  .46  .27
                                                   -----  ---- ---- ---- ----
Unit value, end of year                            $3.72  4.17 3.64 2.96 2.50
                                                   =====  ==== ==== ==== ====

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                              Mortgage Securities

                                                    Year ended December 31,
                                                   --------------------------
                                                   2000  1999  1998 1997 1996
                                                   ----- ----  ---- ---- ----
Unit value, beginning of year                      $2.49 2.45  2.31 2.13 2.03
                                                   ----- ----  ---- ---- ----
Income from investment operations:
  Net investment income                              .15  .13   .11  .13  .12
  Net gains or losses on securities (both realized
   and unrealized)                                   .13 (.09)  .03  .05 (.02)
                                                   ----- ----  ---- ---- ----
    Total from investment operations                 .28  .04   .14  .18  .10
                                                   ----- ----  ---- ---- ----
Unit value, end of year                            $2.77 2.49  2.45 2.31 2.13
                                                   ===== ====  ==== ==== ====

                                   Index 500

                                                    Year ended December 31,
                                                   --------------------------
                                                   2000   1999 1998 1997 1996
                                                   -----  ---- ---- ---- ----
Unit value, beginning of year                      $5.88  4.92 3.86 2.93 2.42
                                                   -----  ---- ---- ---- ----
Income from investment operations:
  Net investment income                              .02   .06  .01  .02  .02
  Net gains or losses on securities (both realized
   and unrealized)                                  (.60)  .90 1.05  .91  .49
                                                   -----  ---- ---- ---- ----
    Total from investment operations                (.58)  .96 1.06  .93  .51
                                                   -----  ---- ---- ---- ----
Unit value, end of year                            $5.30  5.88 4.92 3.86 2.93
                                                   =====  ==== ==== ==== ====

                              Capital Appreciation

                                                 Year ended December 31,
                                                -----------------------------
                                                2000   1999  1998  1997  1996
                                                -----  ----  ----  ----  ----
Unit value, beginning of year                   $6.02  4.98  3.82  3.00  2.56
                                                -----  ----  ----  ----  ----
Income from investment operations:
  Net investment income (loss)                   (.03) (.02) (.02) (.02) (.01)
  Net gains or losses on securities (both real-
   ized and unrealized)                          (.61) 1.06  1.18   .84   .45
                                                -----  ----  ----  ----  ----
    Total from investment operations             (.64) 1.04  1.16   .82   .44
                                                -----  ----  ----  ----  ----
Unit value, end of year                         $5.38  6.02  4.98  3.82  3.00
                                                =====  ====  ====  ====  ====

                              International Stock

                                                    Year ended December 31,
                                                   --------------------------
                                                   2000   1999 1998 1997 1996
                                                   -----  ---- ---- ---- ----
Unit value, beginning of year                      $2.56  2.11 1.99 1.79 1.50
                                                   -----  ---- ---- ---- ----
Income (loss) from investment operations:
  Net investment income                              .03   .04  .04  .04  .03
  Net gains or losses on securities (both realized
   and unrealized)                                  (.03)  .41  .08  .16  .26
                                                   -----  ---- ---- ---- ----
    Total from investment operations                 --    .45  .12  .20  .29
                                                   -----  ---- ---- ---- ----
Unit value, end of year                            $2.56  2.56 2.11 1.99 1.79
                                                   =====  ==== ==== ==== ====

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                              Small Company Growth

                                                    Year ended December 31,
                                                   -----------------------------
                                                   2000   1999  1998  1997  1996
                                                   -----  ----  ----  ----  ----
Unit value, beginning of year                      $2.64  1.82  1.81  1.69  1.59
                                                   -----  ----  ----  ----  ----
Income from investment operations:
  Net investment income (loss)                      (.01) (.01) (.01) (.01)  --
  Net gains or losses on securities (both realized
   and unrealized)                                  (.30)  .83   .02   .13   .10
                                                   -----  ----  ----  ----  ----
    Total from investment operations                (.31)  .82   .01   .12   .10
                                                   -----  ----  ----  ----  ----
Unit value, end of year                            $2.33  2.64  1.82  1.81  1.69
                                                   =====  ====  ====  ====  ====

                                  Value Stock

                                                    Year ended December 31,
                                                   ----------------------------
                                                   2000   1999  1998  1997 1996
                                                   -----  ----  ----  ---- ----
Unit value, beginning of year                      $2.17  2.18  2.15  1.78 1.37
                                                   -----  ----  ----  ---- ----
Income (loss) from investment operations:
  Net investment income (loss)                       .01   .05  (.01)  .02  .01
  Net gains or losses on securities (both realized
   and unrealized)                                  (.05) (.06)  .04   .35  .40
                                                   -----  ----  ----  ---- ----
    Total from investment operations                (.04) (.01)  .03   .37  .41
                                                   -----  ----  ----  ---- ----
Unit value, end of year                            $2.13  2.17  2.18  2.15 1.78
                                                   =====  ====  ====  ==== ====

                              Small Company Value

                                                    Year ended     Period from
                                                   December 31,   May 19, 1998*
                                                   ------------- to December 31,
                                                    2000  1999        1998
                                                   ------ ------ ---------------
Unit value, beginning of period                     $ .83   .86       1.00
                                                   ------ -----       ----
Income (loss) from investment operations:
  Net investment income                               --    .01        .02
  Net gains or losses on securities (both realized
   and unrealized)                                    .23  (.04)      (.16)
                                                   ------ -----       ----
    Total from investment operations                  .23  (.03)      (.14)
                                                   ------ -----       ----
Unit value, end of period                          $ 1.06   .83        .86
                                                   ====== =====       ====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                                  Global Bond

                                                    Year ended     Period from
                                                   December 31,   May 19, 1998*
                                                   ------------- to December 31,
                                                    2000  1999        1998
                                                   ------ ------ ---------------
Unit value, beginning of period                    $ 1.02  1.12       1.00
                                                   ------ -----       ----
Income (loss) from investment operations:
  Net investment income                               --    .03        .16
  Net gains or losses on securities (both realized
   and unrealized)                                    .01  (.13)      (.04)
                                                   ------ -----       ----
    Total from investment operations                  .01  (.10)       .12
                                                   ------ -----       ----
Unit value, end of period                          $ 1.03  1.02       1.12
                                                   ====== =====       ====

                               Index 400 Mid-Cap

                                                    Year ended    Period from
                                                   December 31,  May 19, 1998*
                                                   -------------to December 31,
                                                    2000  1999       1998
                                                   ------ ---------------------
Unit value, beginning of period                    $ 1.22  1.05      1.00
                                                   ------ -----      ----
Income from investment operations:
  Net investment income                               .01   --        .01
  Net gains or losses on securities (both realized
   and unrealized)                                    .17   .17       .04
                                                   ------ -----      ----
    Total from investment operations                  .18   .17       .05
                                                   ------ -----      ----
Unit value, end of period                          $ 1.40  1.22      1.05
                                                   ====== =====      ====

                                Macro-Cap Value

                                                    Year ended     Period from
                                                   December 31,   May 19, 1998*
                                                   --------------to December 31,
                                                    2000   1999       1998
                                                   ------  ---------------------
Unit value, beginning of period                    $ 1.13   1.06      1.00
                                                   ------  -----      ----
Income from investment operations:
  Net investment income (loss)                        --     --        .01
  Net gains or losses on securities (both realized
   and unrealized)                                   (.08)   .07       .05
                                                   ------  -----      ----
    Total from investment operations                 (.08)   .07       .06
                                                   ------  -----      ----
Unit value, end of period                          $ 1.05   1.13      1.06
                                                   ======  =====      ====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                                Micro-Cap Growth

                                                 Year ended      Period from
                                                December 31,    May 19, 1998*
                                                -------------- to December 31,
                                                 2000   1999        1998
                                                ------  ------ ---------------
Unit value, beginning of period                 $ 2.55   1.03       1.00
                                                ------  -----       ----
Income from investment operations:
  Net investment income (loss)                    (.01)  (.01)       --
  Net gains or losses on securities (both real-
   ized and unrealized)                           (.53)  1.53        .03
                                                ------  -----       ----
    Total from investment operations              (.54)  1.52        .03
                                                ------  -----       ----
Unit value, end of period                       $ 2.01   2.55       1.03
                                                ======  =====       ====

                             Real Estate Securities

                                                    Year ended     Period from
                                                   December 31,   May 19, 1998*
                                                   ------------- to December 31,
                                                    2000  1999        1998
                                                   ------ ------ ---------------
Unit value, beginning of period                     $ .83   .87       1.00
                                                   ------ -----       ----
Income (loss) from investment operations:
  Net investment income                               .08   .07        .07
  Net gains or losses on securities (both realized
   and unrealized)                                    .13  (.11)      (.20)
                                                   ------ -----       ----
    Total from investment operations                  .21  (.04)      (.13)
                                                   ------ -----       ----
Unit value, end of period                          $ 1.04   .83        .87
                                                   ====== =====       ====

                         Templeton Development Markets

                                                    Year ended     Period from
                                                   December 31,   May 19, 1998*
                                                   --------------to December 31,
                                                    2000   1999       1998
                                                   ------  ---------------------
Unit value, beginning of period                    $ 1.31    .86      1.00
                                                   ------  -----      ----
Income from investment operations:
  Net investment income                               --     --        --
  Net gains or losses on securities (both realized
   and unrealized)                                   (.42)   .45      (.14)
                                                   ------  -----      ----
    Total from investment operations                 (.42)   .45      (.14)
                                                   ------  -----      ----
Unit value, end of period                           $ .89   1.31       .86
                                                   ======  =====      ====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                            Templeton Asset Strategy

                                                          Period from
                                                         May 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                 .01
    Total from investment operations                           .01
                                                             -----
Unit value, end of period                                    $1.01
                                                             =====

                               Franklin Small Cap
                                                          Period from
                                                         May 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                (.16)
                                                             -----
    Total from investment operations                          (.16)
                                                             -----
Unit value, end of period                                    $ .84
                                                             =====

                              Fidelity VIP Mid Cap
                                                          Period from
                                                       February 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                 .28
                                                             -----
    Total from investment operations                           .28
                                                             -----
Unit value, end of period                                    $1.28
                                                             =====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                            Fidelity VIP Contrafund

                                                          Period from
                                                       February 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                (.05)
                                                             -----
    Total from investment operations                          (.05)
                                                             -----
Unit value, end of period                                    $ .95
                                                             =====

                           Fidelity VIP Equity-Income
                                                          Period from
                                                       February 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                 .13
                                                             -----
    Total from investment operations                           .13
                                                             -----
Unit value, end of period                                    $1.13
                                                             =====

                        Janus Aspen Capital Appreciation
                                                          Period from
                                                       February 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        .01
  Net gains or losses on securities (both realized and
   unrealized)                                                (.18)
                                                             -----
    Total from investment operations                          (.17)
                                                             -----
Unit value, end of period                                    $ .83
                                                             =====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                        Janus Aspen International Growth

                                                          Period from
                                                       February 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        .01
  Net gains or losses on securities (both realized and
   unrealized)                                                (.18)
                                                             -----
    Total from investment operations                          (.17)
                                                             -----
Unit value, end of period                                    $ .83
                                                             =====

                   Warburg Pincus Global Post-Venture Capital
                                                          Period from
                                                         May 1, 2000*
                                                        to December 31,
                                                             2000
                                                       -----------------
Unit value, beginning of period                              $1.00
                                                             -----
Income from investment operations:
  Net investment income                                        --
  Net gains or losses on securities (both realized and
   unrealized)                                                (.24)
                                                             -----
    Total from investment operations                          (.24)
                                                             -----
Unit value, end of period                                    $ .76
                                                             =====


* Commencement of the segregated sub-account's operations.

Independent Auditors' Report

The Board of Directors

Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota

February 9, 2001

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2000 and 1999

                                  Assets

                                                         2000        1999
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,501,951 and $4,868,584)                        $ 4,623,058 $ 4,803,568
   Held-to-maturity, at amortized cost (fair value
    $886,315 and $968,852)                                860,632     974,814
  Equity securities, at fair value (cost $561,236 and
   $587,014)                                              638,032     770,269
  Mortgage loans, net                                     664,853     696,672
  Real estate, net                                         17,520      36,793
  Finance receivables, net                                128,545     134,812
  Policy loans                                            250,246     237,335
  Short-term investments                                  139,107      93,993
  Private equities (cost $293,333 and $232,412)           464,303     284,797
  Other invested assets                                   233,346      53,919
                                                      ----------- -----------
   Total investments                                    8,019,642   8,086,972
  Cash                                                     67,951     116,803
  Deferred policy acquisition costs                       711,546     713,217
  Accrued investment income                                91,887      93,385
  Premiums receivable, net                                109,062      94,171
  Property and equipment, net                              67,095      59,223
  Reinsurance recoverables                                587,335     194,940
  Other assets                                             59,862      58,449
  Separate account assets                               8,201,803   8,931,456
                                                      ----------- -----------
     Total assets                                     $17,916,183 $18,348,616
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,061,213 $ 4,234,183
  Future policy and contract benefits                   1,875,370   1,826,953
  Pending policy and contract claims                      107,015      90,762
  Other policyholders funds                               472,108     451,056
  Policyholders dividends payable                          55,813      51,749
  Unearned premiums and fees                              210,878     208,013
  Federal income tax liability:
   Current                                                 44,060      63,104
   Deferred                                               192,525     125,094
  Other liabilities                                       488,938     441,778
  Notes payable                                           185,000     218,000
  Separate account liabilities                          8,156,131   8,882,060
                                                      ----------- -----------
   Total liabilities                                   15,849,051  16,592,752
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                       5,000       5,000
  Additional paid in capital                                3,000       3,000
  Retained earnings                                     1,811,707   1,629,787
  Accumulated other comprehensive income                  247,425     118,077
                                                      ----------- -----------
   Total stockholder's equity                           2,067,132   1,755,864
                                                      ----------- -----------
     Total liabilities and stockholder's equity       $17,916,183 $18,348,616
                                                      =========== ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  761,451  $  697,799  $  577,693
  Policy and contract fees                   359,980     331,110     300,361
  Net investment income                      575,900     540,056     531,081
  Net realized investment gains              147,623      79,615     114,652
  Finance charge income                       31,000      31,969      35,880
  Other income                                89,386      81,135      73,498
                                          ----------  ----------  ----------
    Total revenues                         1,965,340   1,761,684   1,633,165
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     697,396     667,207     519,926
  Interest credited to policies and con-
   tracts                                    289,298     282,627     290,870
  General operating expenses                 379,933     358,387     360,916
  Commissions                                123,463     110,645     110,211
  Administrative and sponsorship fees         80,288      79,787      80,183
  Dividends to policyholders                  19,526      18,928      25,159
  Interest on notes payable                   26,146      24,282      22,360
  Amortization of deferred policy acqui-
   sition costs                              185,962     123,455     148,098
  Capitalization of policy acquisition
   costs                                    (180,689)   (152,602)   (166,140)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,621,323   1,512,716   1,391,583
                                          ----------  ----------  ----------
      Income from operations before taxes    344,017     248,968     241,582
  Federal income tax expense (benefit):
    Current                                  113,700      75,172      93,584
    Deferred                                  (4,403)     (1,439)    (15,351)
                                          ----------  ----------  ----------
      Total federal income tax expense       109,297      73,733      78,233
                                          ----------  ----------  ----------
        Net income                        $  234,720  $  175,235  $  163,349
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $      --   $     (947)
  Unrealized gains (losses) on securities    129,348     (85,538)     47,889
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    129,348     (85,538)     46,942
                                          ----------  ----------  ----------
        Comprehensive income              $  364,068  $   89,697  $  210,291
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $    5,000  $      --
  Issued during the year                         --          --        5,000
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $      --   $      --
  Contribution                                   --        3,000         --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,629,787  $1,513,661  $1,380,012
  Net income                                 234,720     175,235     163,349
  Retained earnings transfer for common
   stock issued                                  --          --       (5,000)
  Dividends to stockholder                   (52,800)    (59,109)    (24,700)
                                          ----------  ----------  ----------
    Total retained earnings               $1,811,707  $1,629,787  $1,513,661
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  118,077  $  203,615  $  156,673
  Change in unrealized appreciation (de-
   preciation) of investments                129,348     (85,538)     47,889
  Change in unrealized gain on foreign
   currency translation                          --          --         (947)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  247,425  $  118,077  $  203,615
                                          ==========  ==========  ==========
      Total stockholder's equity          $2,067,132  $1,755,864  $1,722,276
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2000, 1999 and 1998

                                               2000         1999         1998
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $   234,720  $   175,235  $   163,349
Adjustments to reconcile net income to net
 cash
 provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                289,298      282,627      290,870
 Fees deducted from policy and contract
  balances                                     (222,243)    (217,941)    (212,901)
 Change in future policy benefits                48,417       68,578       56,716
 Change in other policyholders liabili-
  ties                                           23,655       29,426       11,965
 Amortization of deferred policy acquisi-
  tion costs                                    185,962      123,455      148,098
 Capitalization of policy acquisition
  costs                                        (180,689)    (152,602)    (166,140)
 Change in premiums receivable                  (14,891)     (31,562)       5,421
 Change in federal income tax liabilities       (23,447)      14,598       (7,455)
 Net realized investment gains                 (147,623)     (79,615)    (114,652)
 Change in reinsurance recoverables            (406,852)     (18,257)     (26,557)
 Other, net                                     110,107       (9,057)      57,081
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                             (103,586)     184,885      205,795
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,373,968    1,856,757    1,835,955
 Equity securities                              791,354      705,050      621,125
 Real estate                                      4,226        7,341        7,800
 Private equities                                46,012       28,128       20,025
 Other invested assets                           18,554        5,731          822
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      306,017      345,677      414,726
 Fixed maturity securities, held-to-matu-
  rity                                          127,450      122,704      148,848
 Mortgage loans                                 100,617      116,785      126,066
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (1,390,655)  (2,432,049)  (2,384,720)
 Fixed maturity securities, held-to-matu-
  rity                                          (13,897)      (8,446)     (99,989)
 Equity securities                             (634,873)    (613,596)    (610,553)
 Mortgage loans                                 (68,685)    (130,013)    (141,008)
 Real estate                                        (99)      (1,016)      (5,612)
 Private equities                               (84,239)     (79,584)     (64,811)
 Other invested assets                           (2,689)     (11,435)     (10,871)
Finance receivable originations or pur-
 chases                                        (180,433)     (74,989)     (77,141)
Finance receivable principal payments           176,053       88,697      109,277
Other, net                                      (96,556)     (91,346)     104,519
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              472,125     (165,604)      (5,542)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      497,868      448,012      952,622
Withdrawals from annuity and insurance
 contracts                                     (689,749)    (478,775)  (1,053,844)
Proceeds from issuance of debt                      --        50,000       40,000
Payments on debt                               (123,000)     (49,000)     (31,000)
Dividends paid to stockholder                   (52,800)     (83,809)         --
Other, net                                       (4,596)      (7,008)      (4,467)
                                            -----------  -----------  -----------
   Net cash used for financing activities      (372,277)    (120,580)     (96,689)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                                (3,738)    (101,299)     103,564
Cash and short-term investments, beginning
 of year                                        210,796      312,095      208,531
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   207,058  $   210,796  $   312,095
                                            ===========  ===========  ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(1) Nature of Operations

Description of Business

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 2000 for these business units were $690,624,000, $306,113,000, $469,050,000,
$183,443,000 and $79,960,000, respectively. Additional revenues of $236,150,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure

Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $13,314,000 and $7,790,000 and amortized software expense of $5,014,000 and $1,716,000 as of December 31, 2000 and 1999
respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select assets classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2000 and 1999, was $7,334,000 and $7,101,000, respectively.

   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

During the fourth quarter of 2000, the Company sold all of its investments in international bonds denominated in foreign currencies. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. Upon sale of the international investments, the Company purchased offsetting forward contracts, such that upon close date of the existing contracts, there is expected to be no material impact to the Company's results of operations or financial position. Notional amounts of the forward contracts for the years ended December 31, 2000 and 1999, were $65,771,000 and $98,606,000, respectively.

   In June 1998, the FASB issued Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In June 1999, the FASB issued Statement No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)

postponed the adoption date of FAS 133. As such, the Company is not required to adopt FAS 133 until the year 2001. The Company will adopt FAS 133 effective January 1, 2001. As part of the adoption, the Company has elected to exercise the one-time option available under FAS 133 to reclassify all of its held-to-maturity fixed income securities to the available-for-sale category. The Company has estimated an impact for this change of approximately $17,000,000 to other comprehensive income. The Company expects no other material impacts to its results of operations or financial position due to the adoption of FAS 133.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Securities Lending

Beginning in 2000, the Company engaged in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 110% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. At December 31, 2000, $72,372,000 of securities were loaned to other financial institutions, consisting of common stock investments. As of December 31, 2000, the collateral associated with securities lending was $77,124,000.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet in other invested assets and other liabilities, respectively. Additionally, the securities on loan at year-end are included in other invested assets in the consolidated balance sheet.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $131,841,000 and $118,118,000 at December 31, 2000 and 1999, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 2000, 1999 and 1998, were $13,723,000, $11,749,000 and $10,765,000, respectively.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $45,672,000 and $49,396,000 at December 31, 2000 and 1999, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reclassifications

Certain 1999 and 1998 consolidated financial statement balances have been reclassified to conform to the 2000 presentation.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2000 and 1999, the total participating business in force was $20,372,806,000 and $21,565,675,000, respectively.

Income Taxes

The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the corporation. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $429,168  $428,286  $445,220
Equity securities            52,097    29,282    12,183
Mortgage loans               54,313    54,596    54,785
Real estate                   3,697        11      (236)
Policy loans                 17,371    16,016    15,502
Short-term investments       14,257     5,829     6,147
Private equities              3,191     4,114     1,908
Other invested assets         5,404     6,278     1,918
                           --------  --------  --------
  Gross investment income   579,498   544,412   537,427
Investment expenses          (3,598)   (4,356)   (6,346)
                           --------  --------  --------
  Total                    $575,900  $540,056  $531,081
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(57,955) $(31,404) $ 43,244
Equity securities           177,243    91,591    47,526
Mortgage loans                 (419)    1,344     3,399
Real estate                  (2,456)    4,806     7,809
Private equities             28,128    13,983     6,336
Other invested assets         3,082      (705)    6,338
                           --------  --------  --------
  Total                    $147,623  $ 79,615  $114,652
                           ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  2000      1999      1998
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 10,926  $ 28,619  $ 56,428
  Gross realized losses                          (68,881)  (60,023)  (13,184)
Equity securities:
  Gross realized gains                           260,022   143,180   107,342
  Gross realized losses                          (82,779)  (51,589)  (59,816)
Private equities:
  Gross realized gains                            29,076    14,558    13,563
  Gross realized losses                             (948)     (575)   (7,227)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2000       1999
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 523,768  $ 361,895
Gross unrealized losses                           (147,016)  (184,268)
Adjustment to deferred acquisition costs               --        (414)
Adjustment to unearned policy and contract fees        --        (473)
Deferred federal income taxes                     (129,327)   (58,663)
                                                 ---------  ---------
  Net unrealized gains                           $ 247,425  $ 118,077
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                 4,706      186       55      4,837
  Corporate securities            2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities      1,445,158   27,463    9,411  1,463,210
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated    418,307  111,964   59,457    470,814
  Equity securities-affiliated
   mutual funds                     142,929   24,332       43    167,218
                                 ---------- -------- -------- ----------
    Total equity securities         561,236  136,296   59,500    638,032
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities              750,121   29,855    5,997    773,979
  Mortgage-backed securities        110,511    4,474    2,649    112,336
                                 ---------- -------- -------- ----------
    Total held-to-maturity          860,632   34,329    8,646    886,315
                                 ---------- -------- -------- ----------
      Total                      $5,923,819 $378,536 $154,950 $6,147,405
                                 ========== ======== ======== ==========

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 1999
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  151,864 $     32 $  8,299 $  143,597
  Foreign governments               122,505      678    7,913    115,270
  Corporate securities            3,088,999  108,203  117,543  3,079,659
  International bond securities      28,979      --     2,633     26,346
  Mortgage-backed securities      1,476,237    4,867   42,408  1,438,696
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated    463,089  142,583    2,745    602,927
  Equity securities-affiliated
   mutual funds                     123,925   44,014      597    167,342
                                 ---------- -------- -------- ----------
    Total equity securities         587,014  186,597    3,342    770,269
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities              848,689   15,965   21,492    843,162
  Mortgage-backed securities        126,125    2,584    3,019    125,690
                                 ---------- -------- -------- ----------
    Total held-to-maturity          974,814   18,549   24,511    968,852
                                 ---------- -------- -------- ----------
      Total                      $6,430,412 $318,926 $206,649 $6,542,689
                                 ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   51,759 $   76,245 $  4,929  $  4,968
Due after one year through five years   1,075,369  1,120,073  160,974   165,847
Due after five years through ten
 years                                  1,092,617  1,131,291  332,437   344,968
Due after ten years                       837,048    832,239  251,781   258,196
                                       ---------- ---------- --------  --------
                                        3,056,793  3,159,848  750,121   773,979
Mortgage-backed securities              1,445,158  1,463,210  110,511   112,336
                                       ---------- ---------- --------  --------
  Total                                $4,501,951 $4,623,058 $860,632  $886,315
                                       ========== ========== ========  ========

   At December 31, 2000 and 1999, fixed maturity securities and short-term investments with a carrying value of $14,902,000 and $13,457,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2000 and 1999, no mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2000 and 1999.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,500
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --     --
                                                         ------ ------ ------
Balance at end of year                                   $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    2 $    4 $   14
Interest income on impaired mortgage loans--contractual     --       4     18
Interest income on impaired mortgage loans--collected       --       4     17

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2000 and 1999, HRA has drawn $14,523,000 and $13,574,000 on this loan contingency agreement and accrued interest of $3,015,000 and $1,795,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2000      1999
                                     --------  --------
                                      (In thousands)
Direct installment loans             $119,310  $127,379
Retail installment notes               12,432     9,199
Retail revolving credit                   677     3,457
Accrued interest                        2,462     2,505
                                     --------  --------
  Gross receivables                   134,881   142,540
Allowance for uncollectible amounts    (6,336)   (7,728)
                                     --------  --------
    Finance receivables, net         $128,545  $134,812
                                     ========  ========

   The direct installment loans, at December 31, 2000 and 1999, consisted of $90,466,000 and $83,376,000, respectively, of discount basis loans (net of unearned finance charges) and $28,844,000 and $44,003,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $19 million and $27 million of real estate secured loans at December 31, 2000 and 1999, respectively. Revolving credit loans included approximately $0.5 million and $3 million of real estate secured loans at December 31, 2000 and 1999, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2000 and 1999, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2000 and 1999, principal cash collections of direct installment loans were $60,800,000 and $73,000,000, respectively, and the percentages of these cash collections to average net balances were 52% and 54%, respectively. Retail installment notes' principal cash collections to average net balances were $15,470,000 and $12,891,000, respectively, and the percentages of these cash collections to average net balances were 149% and 128%, respectively.

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2000 and 1999 was 4.7% and 5.4%, respectively. Changes in the allowance for losses for the periods ended December were as follows:

                                         2000      1999      1998
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  7,728  $ 16,076  $ 20,545
Provision for credit losses               6,244     5,434    10,712
Allowance applicable to bulk purchase       --        125       --
Charge-offs                             (10,523)  (16,712)  (18,440)
Recoveries                                2,887     2,805     3,259
                                       --------  --------  --------
Balance at end of year                 $  6,336  $  7,728  $ 16,076
                                       ========  ========  ========

   At December 31, 2000, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2000 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2000          $2,742       147    $2,889
Related allowance for credit losses    $  940       --     $  940

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2000. The average quarterly balance of impaired loans during the year ended December 31, 2000 and 1999, was $3,544,000 and $5,758,000 for installment basis loans and $634,000 and $6,214,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2000.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                             2000     1999     1998
                           --------  -------  -------
                                (In thousands)
Computed tax expense       $120,406  $87,139  $84,553
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                   (4,696)  (3,127)  (1,730)
  Special tax on mutual
   life insurance compa-
   nies                      (5,235)  (9,568)  (3,455)
  Foundation gain              (568)    (538)     --
  Tax credits                (3,400)  (4,500)  (4,416)
  Expense adjustments and
   other                      2,790    4,327    3,281
                           --------  -------  -------
    Total tax expense      $109,297  $73,733  $78,233
                           ========  =======  =======

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2000     1999
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 11,899 $ 23,622
  Pension and post retirement benefits                  34,079   30,151
  Tax deferred policy acquisition costs                 90,600   91,976
  Deferred gain on individual disability coinsurance    22,152      --
  Net realized capital losses                           12,688    6,709
  Other                                                 13,023   18,295
                                                      -------- --------
    Gross deferred tax assets                          184,441  170,753
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,195 $198,501
  Premiums                                              14,525   10,593
  Real estate and property and equipment depreciation    6,478   14,642
  Basis difference on investments                       21,307    8,092
  Net unrealized capital gains                         129,327   58,973
  Other                                                  7,134    5,046
                                                      -------- --------
    Gross deferred tax liabilities                     376,966  295,847
                                                      -------- --------
      Net deferred tax liability                      $192,525 $125,094
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2000 and 1999 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   Income taxes paid for the years ended December 31, 2000, 1999 and 1998, were $132,744,000, $59,905,000 and $91,259,000, respectively.

   During 2000, the Internal Revenue Service (IRS) completed their field audit of the Company's 1997, 1996 and 1995 tax returns. All taxes assessed as a result of the audit were paid, however, one issue is being taken to the appeals level. The Company's tax returns for 1998 and later are expected to be under examination by the IRS in the coming year. The Company believes that any additional taxes refunded or assessed, as a result of the resolution of the one remaining issue from 1997, 1996 and 1995 and the examination for 1998 and later will not have a material effect on its financial position.

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2000       1999     1998
                                ---------  -------- --------
                                      (In thousands)
Balance at January 1            $ 470,501  $435,079 $409,249
  Less: reinsurance recoverable   121,395   108,918  104,741
                                ---------  -------- --------
Net balance at January 1          349,106   326,161  304,508
                                ---------  -------- --------
Incurred related to:
  Current year                     95,703    92,421   92,793
  Prior years                      11,761    19,435   14,644
                                ---------  -------- --------
Total incurred                    107,464   111,856  107,437
                                ---------  -------- --------
Paid related to:
  Current year                     28,968    25,084   27,660
  Prior years                      58,557    63,827   58,124
                                ---------  -------- --------
Total paid                         87,525    88,911   85,784
                                ---------  -------- --------
Individual disability transfer   (292,752)      --       --
                                ---------  -------- --------
Net balance at December 31         76,293   349,106  326,161
  Plus: reinsurance recoverable   404,357   121,395  108,918
                                ---------  -------- --------
Balance at December 31          $ 480,650  $470,501 $435,079
                                =========  ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $11,761,000, $19,435,000 and $14,644,000 in
2000, 1999 and 1998, respectively, which includes the amortization of discount on individual accident and health claim reserves of $14,016,000, $13,918,000, $14,256,000 in 2000, 1999 and 1998, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2000      1999      2000      1999
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $197,025  $181,439  $ 33,720  $ 31,236
Service cost                               8,895     8,272     1,454     1,419
Interest cost                             15,058    13,132     2,314     2,340
Amendments                                   --      4,385       --        --
Actuarial gain                            (4,229)   (4,143)   (3,987)      (33)
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $210,342  $197,025  $ 31,552  $ 33,720
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at the be-
 ginning of the year                    $159,694  $146,710  $    --   $    --
Actual return on plan assets               6,987    12,948       --        --
Employer contribution                      6,897     6,096     1,949     1,242
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Fair value of plan assets at the end
 of year                                $167,171  $159,694  $    --   $    --
                                        ========  ========  ========  ========
Funded status                           $(43,171) $(37,330) $(31,552) $(33,720)
Unrecognized net actuarial loss (gain)     8,004     6,812    (9,629)   (6,089)
Unrecognized prior service cost (bene-
 fit)                                      7,770     8,723    (1,959)   (2,472)
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(31,624) $(27,980) $(43,170) $(42,395)
Intangible asset                           4,227     6,185        30       114
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Weighted average assumptions as of De-
 cember 31:
Discount rate                               8.00%     7.50%     8.00%     7.50%
Expected return on plan assets              8.26%     8.27%      --        --
Rate of compensation increase               5.36%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2006 and remain at that level thereafter.

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2000      1999      1998     2000    1999    1998
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  8,895  $  8,272  $  8,402  $1,454  $1,419  $1,375
Interest cost               15,058    13,132    10,436   2,314   2,340   1,713
Expected return on plan
 assets                    (13,151)  (12,080)  (10,978)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       578    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   743       459       190    (448)   (195)   (559)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,499  $ 10,737  $  8,628  $2,807  $3,051  $2,016
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $50,689,000, $39,217,000 and $19,772,000, respectively, as of December 31, 2000, and $45,610,000, $36,376,000 and
$18,500,000, respectively, as of December 31, 1999.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2000 by $5,546,681 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2000 by $860,218. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2000 by $4,411,283 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2000 by $650,502.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2000, 1999 and 1998 of $8,794,000, $6,003,000 and $7,145,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2000      1999      1998
                     --------  --------  --------
                           (In thousands)
Direct premiums      $697,933  $662,775  $553,408
Reinsurance assumed   129,800   102,154    91,548
Reinsurance ceded     (66,282)  (67,130)  (67,263)
                     --------  --------  --------
  Net premiums       $761,451  $697,799  $577,693
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $73,484,000, $71,922,000 and $64,174,000 during 2000, 1999 and 1998, respectively.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transferred 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2000 and 1999, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2000 and 1999, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2000 and 1999 as those investment contracts have no defined maturity and are similar to a

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        2000                  1999
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,623,058 $4,623,058 $4,803,568 $4,803,568
  Held-to-maturity                 860,632    886,315    974,814    968,852
Equity securities                  638,032    638,032    770,269    770,269
Securities on loan                  72,372     72,372        --         --
Mortgage loans:
  Commercial                       664,818    679,245    625,196    605,112
  Residential                           35         36     71,476     73,293
Policy loans                       250,246    250,246    237,335    237,335
Short-term investments             139,107    139,107     93,993     93,993
Cash                                67,951     67,951    116,803    116,803
Finance receivables, net           128,545    128,545    134,812    134,812
Private equities                   464,303    464,303    284,797    284,797
Foreign currency exchange con-
 tract                                  84         84        655        655
                                ---------- ---------- ---------- ----------
    Total financial assets      $7,909,183 $7,949,294 $8,113,718 $8,089,489
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2000                  1999
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,620,378 $1,612,386 $1,822,302 $1,810,820
Annuity certain contracts            61,513     61,515     61,424     61,759
Other fund deposits                 895,854    891,581    921,339    912,354
Guaranteed investment contracts         --         --         116        116
Supplementary contracts without
 life contingencies                  39,125     40,489     43,050     43,126
Notes payable                       185,000    188,025    218,000    221,233
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $2,801,870 $2,793,996 $3,066,231 $3,049,408
                                 ========== ========== ========== ==========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable
In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2000 and 1999. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2000     1999
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       60,000   93,000
                                                          -------- --------
  Total notes payable                                     $185,000 $218,000
                                                          ======== ========

   At December 31, 2000, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2001, $26,000,000; 2002, $22,000,000;
2003, $12,000,000; 2004, $0; 2005, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2000.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2000 and 1999, the outstanding balance of this line of credit was zero and $90,000,000, respectively.

   Interest paid on debt for the years ended December 31, 2000, 1999 and 1998, was $26,775,000, $24,120,000 and $25,008,000, respectively.

(12) Other Comprehensive Income
Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities, and unrealized foreign currency translation adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                                  2000       1999       1998
                                                ---------  ---------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $     --   $     --   $    --
    Less: reclassification adjustment for gains
     included in net income                           --         --     (1,457)
                                                ---------  ---------  --------
                                                      --         --     (1,457)
  Unrealized gains (loss) on securities           347,234    (59,499)  162,214
    Less: reclassification adjustment for gains
     included in net income                      (147,416)   (74,170)  (90,770)
                                                ---------  ---------  --------
                                                  199,818   (133,669)   71,444
  Income tax expense related to items of other
   comprehensive income                           (70,470)    48,131   (23,045)
                                                ---------  ---------  --------
  Other comprehensive income (loss), net of tax $ 129,348  $ (85,538) $ 46,942
                                                =========  =========  ========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2000 statutory results, the maximum amount available for the payment of dividends during 2001 by Minnesota Life Insurance Company without prior regulatory approval is $146,700,000 after December 21, 2001.

(14) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings incidental to its business. Pending proceedings include nine lawsuits filed by some former clients and cross-claims by some former business associates of a former general agent convicted of embezzling money from clients. Although the Company tendered repayment to all clients with interest, these claimants seek additional compensation, primarily punitive damages for various alleged wrongs. The Company believes it has meritorious defenses and it intends to resist these claims vigorously. The Company is unable, at this time, to reasonably determine the possible impact on its financial position from these lawsuits because the outcome of the litigation cannot be predicted.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $135,600,000 and $183,200,000 as of December 31, 2000 and 1999, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equities and real estate investments totaling $159,362,000 as of December 31, 2000. The Company estimates that $60,000,000 of these commitments will be invested in 2001, with the remaining $99,362,000 invested over the next four years.

   As of December 31, 2000, the Company had committed to purchase bonds and mortgage loans totaling $35,450,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum gross rental commitments under such leases are as follows: 2001, $13,552,000; 2002, $5,996,000; 2003, $2,087,000; 2004,
$1,392,000; 2005, $47,000. The Company sub-lets space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2001, $2,231,000; 2002, $2,224,000; 2003, $2,264,000; 2004, $1,755,000; 2005,
$631,000.

   At December 31, 2000, the Company had guaranteed the payment of $82,200,000 in policyholders dividends and discretionary amounts payable in 2001. The Company has pledged bonds, valued at $83,915,000 to secure this guarantee.

Minnesota Life Insurance Company and Subsidiaries

(14) Commitments and Contingencies (continued)
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2000 and 1999 the liability was $(652,000) and $(352,000), respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,139,000 and $5,485,000 for the periods ending December 31, 2000 and 1999, respectively. These assets are being amortized over a five-year period.

   At December 31, 2000, the Company had guaranteed the payment of approximately $121,592,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(15) Statutory Financial Data
The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         2000        1999
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,304,825  $1,089,474
Adjustments:
  Deferred policy acquisition costs                      710,931     712,532
  Net unrealized investment gains                        136,761     (49,572)
  Statutory asset valuation reserve                      347,800     310,626
  Statutory interest maintenance reserve                  10,440      30,984
  Premiums and fees deferred or receivable               (70,957)    (69,618)
  Change in reserve basis                                111,657     115,718
  Change in deferred reinsurance gain                    (58,877)        --
  Separate accounts                                      (49,098)    (64,860)
  Unearned policy and contract fees                     (143,220)   (144,157)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (192,525)   (125,094)
  Pension benefit liabilities                            (45,673)    (37,722)
  Non-admitted assets                                     55,395      36,205
  Policyholders dividends                                 66,622      62,268
  Other                                                    8,051      14,080
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $2,067,132  $1,755,864
                                                      ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

(15) Statutory Financial Data (continued)

                                                As of December 31
                                            ----------------------------
                                              2000      1999      1998
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $251,003  $167,957  $104,609
Adjustments:
  Deferred policy acquisition costs           (5,203)   29,164    18,042
  Statutory interest maintenance reserve     (20,544)  (18,931)   25,746
  Premiums and fees deferred or receivable    (1,264)    3,686       708
  Change in reserve basis                      3,783     2,555     3,011
  Separate accounts                           15,762    (8,044)   (5,644)
  Deferred reinsurance gain                   (4,413)      --        --
  Unearned policy and contract fees            1,645    (8,696)   (7,896)
  Realized gains (losses)                    (11,747)    4,143    12,438
  Net deferred income taxes                    4,403     1,439    15,351
  Policyholders dividends                      4,354     1,620     1,194
  Other                                       (3,059)      342    (4,210)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $234,720  $175,235  $163,349
                                            ========  ========  ========

   Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the NAIC approved a project to codify statutory accounting practices (Codification), which continues to encompass both prescribed and permitted practices as described above. Codification is effective on January 1, 2001. Any amounts identified as a change due to implementing Codification are required to be recorded as an adjustment to statutory surplus. The Company has determined that Codification will have an impact of increasing statutory surplus by approximately $39,000,000.

(16) Subsequent Events

On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 600 plans with associated fixed and variable assets of approximately $750,000,000 are expected to transfer under either an assumption or indemnity reinsurance agreement.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule I

                    Summary of Investments--Other than

                      Investments in Related Parties

                             December 31, 2000

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  141,759 $  147,251    $  147,251
  Foreign governments                       4,706      4,837         4,837
  Public utilities                        294,786    305,007       300,894
  Mortgage-backed securities            1,555,669  1,575,546     1,573,721
  All other corporate bonds             3,365,663  3,476,732     3,456,987
                                       ---------- ----------    ----------
      Total bonds                       5,362,583  5,509,373     5,483,690
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        2,631      3,865         3,865
    Banks, trusts and insurance compa-
     nies                                  49,328     54,558        54,558
    Industrial, miscellaneous and all
     other                                483,159    555,431       555,431
  Nonredeemable preferred stocks           26,118     24,178        24,178
                                       ---------- ----------    ----------
      Total equity securities             561,236    638,032       638,032
                                       ---------- ----------    ----------
Mortgage loans on real estate             666,353     XXXXXX       664,853
Real estate (2)                            17,520     XXXXXX        17,520
Policy loans                              250,246     XXXXXX       250,246
Other long-term investments               655,224     XXXXXX       826,194
Short-term investments                    139,107     XXXXXX       139,107
                                       ---------- ----------    ----------
      Total                             1,728,450        --      1,897,920
                                       ---------- ----------    ----------
Total investments                      $7,652,269 $6,147,405    $8,019,642
                                       ========== ==========    ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                      See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                               Schedule III

                    Supplementary Insurance Information

                              (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
  health insur-
  ance                88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and li-
  ability insur-
  ance                   --             154         --           --
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and li-
  ability insur-
  ance                   --             441         --           --
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $ 51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568       18,342
 Annuity              68,719      3,186,148          25          424
 Property and li-
  ability insur-
  ance                   --             480         556          --
                    --------     ----------    --------     --------
                    $564,382     $6,001,177    $180,191     $ 70,564
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
  health insur-
  ance                175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and li-
  ability insur-
  ance                    --         500           143          --         319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491           323          --         743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303    $  502,767     $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822       105,336       12,261     93,876
 Annuity               93,992    247,970       225,004       21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986         2,848          --       1,187      103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081    $  835,955     $148,098   $573,670    $ 103
                   =========== ========== ============== ============ ========= ==========

------

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

                     See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule IV

                                Reinsurance

           For the years ended December 31, 2000, 1999 and 1998

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661      19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850      21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428       0.5%
  Annuity                      21,173         --          --        21,173       --
  Property and liability
   insurance                      273       7,854       7,581          --        --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451      17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============

                     See independent auditors' report.

                                   Appendix A

Illustrations of Policy Values, Death Benefits and Premiums
   The Appendix A illustrations beginning on page A-3 show the projected actual cash values and death benefits for various combinations of age, premium level, face amount of insurance, death benefit option and level of cost of insurance charges. The illustrations assume that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. Illustrations are provided for a male and female, both non-smokers and both aged 40. The plan of insurance for each illustration is a whole life plan, each with an initial face amount of $1,000,000. Both death benefit options--the Cash Option and the Protection Option are shown. We show all illustrations based on both guaranteed maximum and current charges, and we include all charges.

   Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of mortality not greater than the mortality rates reflected in 1980 CSO Tables.

   In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies.

   Similarly, we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

   The illustrations labeled "Using Current Charges" show actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustrations labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These two illustration formats can be compared to demonstrate the result of our charging less than the maximum charges.

   The illustrations show how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

   The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The table of Fund Annual Expenses, on page 4, shows these fees, expenses and charges for each portfolio. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment management fee illustrated is .56 percent and represents an average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .14 percent, representing an average of the 2000 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds, were waived or reduced. The 12b-1 fee illustrated is .24 percent and represents an average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.44 percent, 4.56 percent and 6.56 percent.

   The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

   Upon request, we will furnish a comparable illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from those illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION--CASH OPTION
                          MALE NONSMOKER ISSUE AGE 40
                         FEMALE NONSMOKER ISSUE AGE 40
                      INITIAL DEATH BENEFIT--$1,000,000(1)

                      $10,806 INITIAL SCHEDULED PREMIUM(2)

                             USING CURRENT CHARGES

                   -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                0% GROSS(3)       6.00% GROSS(3)     12.00% GROSS(3)
     INITIAL    (-1.44% NET)       (4.56% NET)         (10.56% NET)
POL   BASE   POLICY    DEATH    POLICY    DEATH     POLICY     DEATH
YR   PREMIUM  VALUE   BENEFIT    VALUE   BENEFIT     VALUE    BENEFIT
---  ------- ------- ---------- ------- ---------- --------- ----------
  1  $10,806 $   175 $1,000,000 $   198 $1,000,000 $     220 $1,000,000
  2   10,806   9,301  1,000,000   9,904  1,000,000    10,509  1,000,000
  3   10,806  18,287  1,000,000  20,043  1,000,000    21,875  1,000,000
  4   10,806  27,125  1,000,000  30,626  1,000,000    34,422  1,000,000
  5   10,806  35,818  1,000,000  41,674  1,000,000    48,276  1,000,000
  6   10,806  44,368  1,000,000  53,207  1,000,000    63,575  1,000,000
  7   10,806  52,769  1,000,000  65,240  1,000,000    80,463  1,000,000
  8   10,806  61,023  1,000,000  77,796  1,000,000    99,109  1,000,000
  9   10,806  69,124  1,000,000  90,891  1,000,000   119,692  1,000,000
 10   10,806  77,074  1,000,000 104,551  1,000,000   142,542  1,000,000
 15   10,806 115,618  1,000,000 183,611  1,000,000   298,761  1,000,000
 20   10,806 151,510  1,000,000 282,233  1,000,000   559,302  1,298,712
 25   10,806 184,291  1,000,000 405,013  1,000,000   990,985  1,937,818
 30   10,806 213,144  1,000,000 557,637  1,000,000 1,700,897  2,822,408

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $5,403.00 semi-annually, $2,701.50 quarterly, or $900.50 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION--CASH OPTION
                          MALE NONSMOKER ISSUE AGE 40
                         FEMALE NONSMOKER ISSUE AGE 40
                      INITIAL DEATH BENEFIT--$1,000,000(1)

                      $10,806 INITIAL SCHEDULED PREMIUM(2)

                        USING GUARANTEED MAXIMUM CHARGES

                   -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                0% GROSS(3)       6.00% GROSS(3)     12.00% GROSS(3)
     INITIAL    (-1.44% NET)       (4.56% NET)         (10.56% NET)
POL   BASE   POLICY    DEATH    POLICY    DEATH     POLICY     DEATH
YR   PREMIUM  VALUE   BENEFIT    VALUE   BENEFIT     VALUE    BENEFIT
---  ------- ------- ---------- ------- ---------- --------- ----------
  1  $10,806 $     0 $1,000,000 $    14 $1,000,000 $      32 $1,000,000
  2   10,806   8,950  1,000,000   9,528  1,000,000    10,112  1,000,000
  3   10,806  17,762  1,000,000  19,467  1,000,000    21,248  1,000,000
  4   10,806  26,429  1,000,000  29,840  1,000,000    33,540  1,000,000
  5   10,806  34,953  1,000,000  40,667  1,000,000    47,112  1,000,000
  6   10,806  43,337  1,000,000  51,971  1,000,000    62,099  1,000,000
  7   10,806  51,573  1,000,000  63,764  1,000,000    78,642  1,000,000
  8   10,806  59,665  1,000,000  76,069  1,000,000    96,907  1,000,000
  9   10,806  67,607  1,000,000  88,901  1,000,000   117,069  1,000,000
 10   10,806  75,400  1,000,000 102,285  1,000,000   139,329  1,000,000
 15   10,806 111,819  1,000,000 178,037  1,000,000   290,421  1,000,000
 20   10,806 142,929  1,000,000 270,073  1,000,000   539,895  1,255,872
 25   10,806 165,710  1,000,000 380,141  1,000,000   943,991  1,852,176
 30   10,806 171,913  1,000,000 508,381  1,000,000 1,581,735  2,639,970

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $5,403.00 semi-annually, $2,701.50 quarterly, or $900.50 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                          MALE NONSMOKER ISSUE AGE 40
                         FEMALE NONSMOKER ISSUE AGE 40
                      INITIAL DEATH BENEFIT--$1,000,000(1)

                      $10,806 INITIAL SCHEDULED PREMIUM(2)

                             USING CURRENT CHARGES

                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                 0% GROSS(3)       6.00% GROSS(3)       12.00% GROSS(3)
     INITIAL    (-1.44% NET)         (4.56% NET)         (10.56% NET)
POL   BASE    POLICY    DEATH     POLICY    DEATH      POLICY     DEATH
YR   PREMIUM  VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
---  ------- -------- ---------- -------- ---------- ---------- ----------
  1  $10,806 $    175 $1,000,000 $    198 $1,000,000 $      220 $1,000,000
  2   10,806    9,301  1,000,175    9,904  1,000,198     10,509  1,000,220
  3   10,806   18,287  1,009,301   20,043  1,009,904     21,875  1,010,509
  4   10,806   27,123  1,018,287   30,624  1,020,043     34,420  1,021,875
  5   10,806   35,814  1,027,123   41,669  1,030,624     48,270  1,034,420
  6   10,806   44,360  1,035,814   53,197  1,041,669     63,562  1,048,270
  7   10,806   52,754  1,044,360   65,222  1,053,197     80,439  1,063,562
  8   10,806   60,999  1,052,754   77,765  1,065,222     99,068  1,080,439
  9   10,806   69,087  1,060,999   90,841  1,077,765    119,624  1,099,068
 10   10,806   77,020  1,069,087  104,478  1,090,841    142,460  1,119,624
 15   10,806  115,535  1,108,004  183,482  1,166,248    298,563  1,260,803
 20   10,806  151,353  1,144,438  281,917  1,260,479    558,666  1,792,858
 25   10,806  183,908  1,177,689  404,078  1,377,527    988,592  2,818,661
 30   10,806  211,495  1,206,641  554,639  1,522,019  1,691,314  4,331,142

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $5,403.00 semi-annually, $2,701.50 quarterly, or $900.50 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                          MALE NONSMOKER ISSUE AGE 40
                         FEMALE NONSMOKER ISSUE AGE 40
                      INITIAL DEATH BENEFIT--$1,000,000(1)

                      $10,806 INITIAL SCHEDULED PREMIUM(2)

                        USING GUARANTEED MAXIMUM CHARGES

                   -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                0% GROSS(3)       6.00% GROSS(3)     12.00% GROSS(3)
     INITIAL    (-1.44% NET)       (4.56% NET)         (10.56% NET)
POL   BASE   POLICY    DEATH    POLICY    DEATH     POLICY     DEATH
YR   PREMIUM  VALUE   BENEFIT    VALUE   BENEFIT     VALUE    BENEFIT
---  ------- ------- ---------- ------- ---------- --------- ----------
  1  $10,806 $     0 $1,000,000 $    14 $1,000,000 $      32 $1,000,000
  2   10,806   8,950  1,000,000   9,528  1,000,014    10,112  1,000,032
  3   10,806  17,762  1,008,950  19,466  1,009,528    21,247  1,010,112
  4   10,806  26,427  1,017,762  29,837  1,019,466    33,537  1,021,247
  5   10,806  34,949  1,026,427  40,662  1,029,837    47,106  1,033,537
  6   10,806  43,328  1,034,949  51,961  1,040,662    62,087  1,047,106
  7   10,806  51,559  1,043,328  63,746  1,051,961    78,619  1,062,087
  8   10,806  59,642  1,051,559  76,038  1,063,746    96,867  1,078,619
  9   10,806  67,571  1,059,642  88,852  1,076,038   117,002  1,096,867
 10   10,806  75,347  1,067,571 102,211  1,088,852   139,223  1,117,002
 15   10,806 111,547  1,104,707 177,576  1,161,325   289,632  1,253,428
 20   10,806 141,918  1,136,435 268,018  1,248,707   535,616  1,724,205
 25   10,806 162,585  1,159,616 372,452  1,350,729   924,406  2,653,317
 30   10,806 163,226  1,165,410 481,849  1,460,338 1,499,518  3,893,233

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $5,403.00 semi-annually, $2,701.50 quarterly, or $900.50 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3)  Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   Appendix B

                                [GRAPH]

Understanding How Premium Becomes Cash Value
The Cyclical Charges Inside a Variable Adjustable Life-Second Death Policy (Assumes Annual Payment of Premium)
Variable
Adjustable Life
Second Death
Separate Account Activities
Rate of Return
* Net asset values are
  determined daily, net of
  separate account charges
Separate Account Charges
* Reflected in daily net asset values
* Annualized charges, which include
  * Management fee: average
    = .56 percent
  * Fund expenses: average
    = .14 percent
  * Distribution(12b-1) fees:
    average = .24 percent
  * Mortality and expense risk
    = .50 percent
* Total average charge is
  1.44 percent
Beginning of Policy Year Cash Value
                               Policy Anniversary
                                                   End of Policy Year Cash Value
Client Pays Premium
Beginning of Policy Year
Charges Taken From Gross Base Premium
Annual charges taken:
* Sales load of 7 percent
* Premium tax of 2.5 percent
* Federal tax of 1.25 percent
Additional charges taken in the first year:
* Up to 23 percent sales load
* Underwriting charge of up to $10 per $1,000 of face amount
Charges on nonrepeating premiums:
* Premium tax of 2.5 percent
* Federal tax of 1.25 percent
1st
Month of Policy Year
2nd
Month of Policy Year
3rd
Month of Policy Year
4th
Month of Policy Year
5th
Month of Policy Year
6th
Month of Policy Year
7th
Month of Policy Year
8th
Month of Policy Year
9th
Month of Policy Year
10th
Month of Policy Year
11th
Month of Policy Year
12th
Month of Policy Year
Monthly Charges Taken From the Policy Value
* Administrative charge of $10 per month.
* Face amount guarantee charge of 2(cents) per $1,000 per month.
* A cost of insurance charge, calculated by multiplying the net amount at risk of the policy by a rate which is based on the age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the policy and the tobacco use of the insureds. This rate is guaranteed not to exceed 1980 CSO table rate.
* Charge for sub-standard risk, if applicable.
Benefits Available from the Policy
* Death Benefit
* Policy Loans
* Policy Withdrawals
* Accelerated Benefits
* Rider Coverage

                                   Appendix C

Comparison of Death Benefit Options

   To summarize the effect of the two death benefit options on the death benefit and policy value, assume a Policy with the following characteristics: the insureds are a male and a female, both non-smokers and both age 40 at policy issue. The Policy has a face amount of $1,000,000, with a level face amount and a premium of $10,806. Further, assume that 100 percent of net premiums are invested in the Variable Life Account sub-accounts, that the gross investment rate in the Variable Life Account was 12 percent each year and that Minnesota Life deducted current charges. These situations are shown in Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," on page A-1 of this prospectus.

   Now, further assume that the Policy has been in force for ten years and all premiums have been paid during that time. No policy loans or withdrawals have been made under the Policy.

   Based on these assumptions, the table below shows the policy values and death benefit under each death benefit option at the end of the 10th policy year.


                 Cash Option                                  Protection Option
         ------------------------------                  ----------------------------------------------
          Policy              Death                       Policy                      Death
          Value              Benefit                      Value                      Benefit
         --------           ----------                   --------                   ----------
         $142,542           $1,000,000                   $142,460                   $1,000,000

   In addition, under the Cash Option any premium paid beyond the end of the policy month in which the insured died is also included as part of the Policy proceeds.

   Under the Cash Option the death benefit does not vary from the Policy's face amount until the Policy becomes paid-up. Under the Protection Option the death benefit varies with the performance of the Policy. Generally, the death benefit under the Protection Option will be larger than under the Cash Option. Because of the increased insurance protection, the policy value under the Protection Option is generally smaller than under the Cash Option.

                                   Appendix D

Example of Sales Load Computation

   As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).

   Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).

   As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.

                                      D-1